UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3479
                                   --------

                           FRANKLIN NEW YORK-TAX-FREE INCOME FUND
                           --------------------------------------
              (Exact name of registrant as specified in charter)

              ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             (Address of principal executive offices)   (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end: 5/31
                         ----

Date of reporting period: 5/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.




                                                                    MAY 31, 2003

[Statue of Liberty art omitted]



                      ANNUAL REPORT AND SHAREHOLDER LETTER
                                 TAX-FREE INCOME

[E-mail art omitted]
Want to receive
this document
FASTER VIA EMAIL?
Eligible shareholders can
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See inside for details.

                                Franklin New York
                              Tax-Free Income Fund

                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS
                      Franklin o Templeton o Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

SPECIALIZED EXPERTISE

TRUE DIVERSIFICATION

RELIABILITY YOU CAN TRUST



 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[Building Art omitted]

Not part of the annual report

                               Contents

SHAREHOLDER LETTER ............   1

SPECIAL FEATURE:
Understanding Your
Tax-Free Income Fund ..........   6

ANNUAL REPORT

Franklin New York Tax-Free
Income Fund ...................  10

Performance Summary ...........  14

Financial Highlights &
Statement of Investments ......  19

Financial Statements ..........  36

Notes to Financial Statements .  39

Independent Auditors' Report ..  43

Tax Designation ...............  44

Board Members and Officers ....  45

--------------------------------------------------------------------------------

Shareholder Letter

Dear Shareholder:

We are pleased to bring you Franklin New York Tax-Free Income Fund's annual report for the fiscal year ended May 31, 2003. The 12 months under review witnessed mixed signals for the U.S. economy, the geopolitical landscape and financial markets. The U.S. economy grew moderately, but unevenly, during the period. Despite rising unemployment and anemic business spending, consumer spending held its ground for the most part. In the second half of the fiscal year, financial markets experienced significant volatility, but most equity markets showed smaller losses and some gains compared with the first half. Uncertainty surrounding a U.S.-led war in Iraq dominated the headlines, and as the war began in mid-March, concerns about its duration, outcome and repercussions took center stage. At period-end, with major combat over, attention returned to the U.S. economy. Global business confidence began to revive, consumer attitudes brightened and inflation remained tame. We believe financial market volatility will continue, however, until the economy shows more definite and sustained strength.

Largely as a result of investor uncertainty, the bond market performed well as investors diversified into fixed income securities. At the beginning of the reporting period, the 10-year Treasury note yielded 5.08%, and dropped to 3.37% on May 31, 2003. Over the same period, the Dow Jones Industrial Average, Standard & Poor's 500 Composite Index (S&P 500) and Nasdaq Composite Index fell

--------------------------------------------------------------------------------

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              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

                                               Not part of the annual report | 1

8.68%, 0.60% and 8.07%, respectively, which tended to steer investors toward investments generally considered more conservative, such as municipal and U.S. government bonds.1

BOND MARKET OVERVIEW

Bond issuance hit record levels in 2002, largely because of the low interest rate environment, which created attractive opportunities for municipalities to refinance higher interest rate debt and borrow inexpensively for current finance needs. At the same time, demand was very healthy, due in part to the "flight to quality" resulting from negative equity market performance and uncertainty. Although most investors sought the safety of Treasury obligations, municipal bonds benefited as well. Lower long-term interest rates, tame inflation and proactive monetary policy by the Federal Reserve Board (the Fed) contributed to solid price performance for bonds, because long-term interest rates and bond prices move in opposite directions.

During the year under review, the yield for the Bond Buyer Municipal Bond Index (Bond Buyer 40), an indicator of municipal bond market performance, fell from 5.37% at the beginning of the reporting period to 4.83% on May 31, 2003.2 In our opinion, the U.S. government bond market outperformed the municipal bond market primarily because of unprecedented municipal bond supply and the overwhelming investor demand Treasury bonds generally experience in times of global geopolitical uncertainty. Investors from all around the world, including the U.S., tend to seek the apparent safety and liquidity of U.S. government securities during such times. Still, relative to Treasuries, municipal bonds offered significant value. For example, during the 12-month period, the Bond Buyer 40 yielded as much as 112.9% of the 30-year Treasury bond.2 At that level, investors were essentially


1. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price-weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. Total return, calculated by Wilshire Associates Inc., includes reinvested dividends. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Nasdaq Composite Index measures all domestic and international common stocks listed on the Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.
2. Source: THE BOND BUYER. The Bond Buyer 40 comprises the yield to maturity of 40 bonds. The index attempts to track the new-issue market as closely as possible, so it changes bonds twice a month, adding all new bonds that meet certain requirements and deleting an equivalent number according to their secondary market trading activity. As a result, the average par call date, average maturity date and average coupon rate change over time. The average maturity has generally been 29-30 years. Treasuries, if held to maturity, offer a fixed rate of return and fixed principal value; their interest payments and principal are guaranteed.


2 | Not part of the annual report
getting the tax exemption municipal bonds offer for free. In addition, investors incurred a relatively minimal amount of extra risk because, on a credit quality basis, municipal bonds are considered to be among the safest types of investment after Treasuries.

The weak economy of the last three years has generally pressured municipal revenues. Sales, personal and property taxes tend to bring in less money to municipalities' coffers during times of economic weakness. As a result, budget deficits are generated and balancing them usually requires a combination of higher taxes and fees along with reduced expenditures. These situations also commonly cause rating downgrades by the independent rating agencies, which can result in a drop in the affected bonds' values. While we pay close attention to such movements, we also take a long-term view. Defaults by states and municipalities are rare. Municipalities usually do not go out of business the same way corporations can. Because they will need to sell securities in the future to maintain their infrastructures and to accommodate and promote growth, they work hard to avoid a default on their records. In this recent climate we saw -- and sought to take advantage of -- many opportunities to purchase some municipal bonds trading at historically above-average yield spreads.


LOOKING FORWARD

Although we cannot tell what lies ahead for the economy, markets and geopolitical arena, fundamentals we have historically followed in fixed income markets still point to a very sluggish economy with little or no inflation. We believe the Fed remains unlikely to raise interest rates until it sees concrete evidence of a recovery and would not hesitate to lower rates again if need be.

With the U.S.-Iraq conflict seemingly over, an expected bond sell-off did not materialize as of period-end. However, if an economic recovery takes hold in the second half of 2003, demand for bonds may decline if long-term interest rates rise and



                                               Not part of the annual report | 3
equity markets stabilize and post gains. We believe some of the reduction in demand may be offset by other investors being lured by municipal bonds' higher yields and credit quality and the need to maintain diversified portfolios of stocks, bonds and cash. Generally, municipal bonds offer unusually good value versus Treasury obligations. Rather than try to predict the markets going forward, we will continue to focus on our time-tested approach of seeking the highest possible income while using our conservative, buy-and-hold strategy that has served our shareholders so well in the past.

Investors sometimes overreact to volatile markets, and often view stocks and bonds as alternatives to one another instead of complements. At Franklin Templeton, we believe bonds should be held for income and portfolio diversification, not to outperform stock prices. Overall, we believe Franklin New York Tax-Free Income Fund can provide investors with high credit quality and valuable tax-free income for the long term.3 Investors are as different as investments, and the mix of stocks, bonds and cash in their portfolios should be tailored to their individual, long-term objectives and risk tolerance. Especially during periods of uncertain markets, working with a financial advisor can help each investor develop a suitable investment plan and follow it when markets fluctuate. We encourage you to contact us whenever you have questions about your Franklin tax-free fixed income investments. We consider accessibility to our shareholders and their advisors a large part of our responsibility as portfolio managers.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.


3. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.


4 | Annual Report

Thank you for your continued support. We look forward to serving your investment needs in the years ahead.

Sincerely,

/s/Charles B. Johnson

Charles B. Johnson

President and Chief Executive Officer - Investment Management
Franklin New York Tax-Free Income Fund

/s/Sheila Amoroso

Sheila Amoroso

/s/Rafael R. Costas Jr.

Rafael R. Costas Jr.

Senior Vice Presidents & Co-Directors
Franklin Municipal Bond Department




THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF MAY 31, 2003. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


A NOTE ABOUT DUPLICATE MAILINGS
You will receive your Fund's shareholder report every six months. To reduce Fund expenses, we try to identify related share-holders in a household and send only one copy of the report. This process, called
"householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 1-800/632-2301. At any time you may view current shareholder reports on our website.


                                               Not part of the annual report | 5

SPECIAL FEATURE

UNDERSTANDING YOUR TAX-FREE INCOME FUND --
WHAT CAUSES DIVIDENDS AND FUND PRICES TO FLUCTUATE


DID YOU EVER WONDER WHY THE DIVIDENDS YOU RECEIVE FROM YOUR TAX-FREE INCOME FUND AREN'T ALWAYS THE SAME? OR HAVE YOU NOTICED HOW CHANGES IN INTEREST RATES CAN AFFECT YOUR FUND'S SHARE PRICE? AT FRANKLIN TEMPLETON INVESTMENTS, MAINTAINING A STABLE DIVIDEND AND A RELATIVELY STABLE SHARE PRICE FOR YOUR TAX-FREE FUND IS OUR TOP PRIORITY. UNFORTUNATELY THOUGH, WE CAN'T CONTROL THE ECONOMIC ENVIRONMENT, AND FACTORS SUCH AS CHANGING INTEREST RATES CAN CAUSE YOUR FUND'S SHARE PRICE AND DIVIDEND PAYMENTS TO FLUCTUATE.

BELOW YOU'LL FIND ANSWERS TO COMMONLY ASKED QUESTIONS ABOUT THE RELATIONSHIP BETWEEN MUNICIPAL BOND PRICES AND INTEREST RATES. UNDERSTANDING WHAT AFFECTS YOUR TAX-FREE INCOME FUND MAY HELP YOU BECOME A MORE EFFECTIVE INVESTOR.


Q. WHAT CAUSES INTEREST RATES TO RISE AND FALL?

A. Interest rate trends are primarily determined by economic factors such as inflation, strength of the U.S. dollar and the pace of economic growth. For example, strong economic growth can lead to inflation. If the Federal Reserve Board (the Fed) becomes concerned about inflation, it may attempt to cool the economy by raising short-term interest rates, as it did in 2000. On the other hand, if the economy slows down, the Fed may lower short-term interest rates to stimulate economic growth, as we witnessed in 2001 and 2002.

   It's important to note the Fed only has the power to change short-term interest rates such as the federal funds target rate and the discount rate, which represent the overnight rates charged among banks.

   Long-term interest rates, as represented by the 10-year or 30-year Treasury bond, are market-driven and tend to move in anticipation of changes in the economy and inflation. Most Franklin tax-free fund portfolios are composed of long-term municipal bonds, whose prices are affected primarily by changes in long-term interest rates.


              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


6 | Not part of the annual report

Q. HOW DO CHANGES IN INTEREST RATES AFFECT MY TAX-FREE INCOME FUND?

   INTEREST RATES AND BOND PRICES: AN INVERSE RELATIONSHIP

A. Interest rates and bond prices behave like two sides of a seesaw. When interest rates drop, bond prices usually rise. When rates climb, bond prices usually fall. This is because when rates go up, newly issued bonds, with their new, higher yields become more attractive than comparable existing bonds. So, investors who want to sell their existing bonds have to reduce their prices to make them equally attractive.

[GRAPHIC OMITTED]
Maturity Graph

   As prices of the municipal bonds in your fund's portfolio adjust to a rise in interest rates, you may see a decline in your fund's share price as measured by net asset value (NAV). Conversely, when interest rates decline, your fund's NAV will tend to increase, as we saw in 2001 and 2002.

   INTEREST RATES AND TAX-FREE DIVIDENDS

   When interest rates decline, municipal bond issuers often "call" or redeem existing higher-yielding bonds and replace them with new, lower yielding bonds, to reduce the amount of interest they pay on the debt. As funds now have to reinvest proceeds from the called bonds into new lower-yielding bonds, their investment earnings decline and the dividends paid out to shareholders also decline over time.

   When interest rates rise, the situation is reversed. As funds are able to invest cash proceeds in new, higher-yielding bonds, they're able to pay out higher dividends to shareholders.


                                                Not part of the annual report |7

Q. WHY HAVE MY TAX-FREE DIVIDENDS BEEN DECLINING RECENTLY?

A. While long-term interest rates have fluctuated over the past 15 years, overall, they've experienced a net decline. Consequently, industry-wide, many tax-free portfolios have had older, higher-yielding municipal bonds "called" away and have had to reinvest their "call" proceeds and new cash inflows in new, lower-yielding bonds.

   Many of Franklin's tax-free funds have been similarly affected, and because funds can only pay out what they earn, many of our funds have had to reduce dividend payments.

   For example, in the late 1980s and early 1990s, we were able to invest in bonds yielding approximately 8%. As these bonds matured or were called, we've had to reinvest the proceeds at lower rates, recently that rate being 4.83%.1 Because we're investing in bonds with lower yields, we've had to reduce dividends accordingly. We continue to pay out the income we earn, but our earnings are lower today because we're reinvesting at a lower rate than was available 10-15 years ago.

   Although we can't predict interest rate cycles, we'll continue to focus on producing the highest monthly tax-free income possible through our disciplined management approach.


Q. SHOULD I BE CONCERNED WHEN MY FUND'S SHARE PRICE FLUCTUATES?

A. Though interest rates have been volatile over the past 20 years, municipal bond prices have remained relatively stable, as shown in the chart below.

The following graph compares municipal bond prices versus interest rates* from June 1983 through May 2003.

Date        Interest Rates    Municipal Bond Prices
 Jun 1983         10.85%         $90.56
 Jul 1983         11.38%         $90.25
 Aug 1983         11.85%         $90.73
 Sep 1983         11.65%         $91.47
 Oct 1983         11.54%         $88.97
 Nov 1983         11.69%         $88.86
 Dec 1983         11.83%         $90.31
 Jan 1984         11.67%         $91.80
 Feb 1984         11.84%         $90.71
 Mar 1984         12.32%         $92.76
 Apr 1984         12.63%         $92.19
 May 1984         13.41%         $88.68
 Jun 1984         13.56%         $87.14
 Jul 1984         13.36%         $89.90
 Aug 1984         12.72%         $86.53
 Sep 1984         12.52%         $91.62
 Oct 1984         12.16%         $93.61
 Nov 1984         11.57%         $92.98
 Dec 1984         11.50%         $93.48
 Jan 1985         11.38%         $96.60
 Feb 1985         11.51%         $92.70
 Mar 1985         11.86%         $94.04
 Apr 1985         11.43%         $95.93
 May 1985         10.85%         $96.82
 Jun 1985         10.16%         $96.21
 Jul 1985         10.31%         $95.75
 Aug 1985         10.33%         $95.42
 Sep 1985         10.37%         $94.26
 Oct 1985         10.24%         $96.13
 Nov 1985          9.78%         $99.29
 Dec 1985          9.26%         $98.66
 Jan 1986          9.19%        $102.32
 Feb 1986          8.70%        $103.28
 Mar 1986          7.78%        $101.67
 Apr 1986          7.30%        $101.91
 May 1986          7.71%         $99.80
 Jun 1986          7.80%        $101.71
 Jul 1986          7.30%        $100.24
 Aug 1986          7.17%        $103.37
 Sep 1986          7.45%        $102.20
 Oct 1986          7.43%        $102.97
 Nov 1986          7.25%        $103.63
 Dec 1986          7.11%        $103.02
 Jan 1987          7.08%        $105.34
 Feb 1987          7.25%        $104.87
 Mar 1987          7.25%        $102.99
 Apr 1987          8.02%        $100.49
 May 1987          8.61%         $99.66
 Jun 1987          8.40%        $101.15
 Jul 1987          8.45%        $101.08
 Aug 1987          8.76%        $100.65
 Sep 1987          9.42%         $97.95
 Oct 1987          9.52%         $99.99
 Nov 1987          8.86%         $99.38
 Dec 1987          8.99%         $99.62
 Jan 1988          8.67%        $104.13
 Feb 1988          8.21%        $104.48
 Mar 1988          8.37%        $102.56
 Apr 1988          8.72%        $102.17
 May 1988          9.09%        $101.25
 Jun 1988          8.92%        $102.00
 Jul 1988          9.06%        $101.79
 Aug 1988          9.26%        $101.04
 Sep 1988          8.98%        $102.18
 Oct 1988          8.80%        $103.16
 Nov 1988          8.96%        $101.53
 Dec 1988          9.11%        $101.88
 Jan 1989          9.09%        $102.78
 Feb 1989          9.17%        $100.95
 Mar 1989          9.36%         $99.96
 Apr 1989          9.18%        $101.72
 May 1989          8.86%        $103.09
 Jun 1989          8.28%        $103.97
 Jul 1989          8.02%        $104.40
 Aug 1989          8.11%        $102.64
 Sep 1989          8.19%        $101.82
 Oct 1989          8.01%        $102.08
 Nov 1989          7.87%        $103.12
 Dec 1989          7.84%        $103.29
 Jan 1990          8.21%        $103.06
 Feb 1990          8.47%        $103.39
 Mar 1990          8.59%        $102.95
 Apr 1990          8.79%        $102.02
 May 1990          8.76%        $103.34
 Jun 1990          8.48%        $103.61
 Jul 1990          8.47%        $103.28
 Aug 1990          8.75%        $101.26
 Sep 1990          8.89%        $100.79
 Oct 1990          8.72%        $101.85
 Nov 1990          8.39%        $103.26
 Dec 1990          8.08%        $103.19
 Jan 1991          8.09%        $103.89
 Feb 1991          7.85%        $104.02
 Mar 1991          8.11%        $103.37
 Apr 1991          8.04%        $103.75
 May 1991          8.07%        $103.88
 Jun 1991          8.28%        $103.16
 Jul 1991          8.27%        $103.66
 Aug 1991          7.90%        $103.51
 Sep 1991          7.65%        $104.29
 Oct 1991          7.53%        $104.61
 Nov 1991          7.42%        $104.31
 Dec 1991          7.09%        $105.89
 Jan 1992          7.03%        $105.46
 Feb 1992          7.34%        $104.84
 Mar 1992          7.54%        $104.15
 Apr 1992          7.48%        $104.49
 May 1992          7.39%        $105.05
 Jun 1992          7.26%        $106.32
 Jul 1992          6.84%        $109.47
 Aug 1992          6.59%        $107.80
 Sep 1992          6.42%        $107.82
 Oct 1992          6.59%        $105.94
 Nov 1992          6.87%        $107.20
 Dec 1992          6.77%        $107.69
 Jan 1993          6.39%        $106.54
 Feb 1993          6.03%        $109.63
 Mar 1993          6.03%        $107.91
 Apr 1993          6.05%        $108.38
 May 1993          6.16%        $108.15
 Jun 1993          5.80%        $109.07
 Jul 1993          5.83%        $105.93
 Aug 1993          5.45%        $107.34
 Sep 1993          5.40%        $107.70
 Oct 1993          5.43%        $107.18
 Nov 1993          5.83%        $105.41
 Dec 1993          5.83%        $106.86
 Jan 1994          5.70%        $107.37
 Feb 1994          6.15%        $103.87
 Mar 1994          6.78%         $98.94
 Apr 1994          6.95%         $99.25
 May 1994          7.12%         $99.59
 Jun 1994          7.34%         $98.41
 Jul 1994          7.12%         $99.69
 Aug 1994          7.19%         $99.52
 Sep 1994          7.62%         $97.55
 Oct 1994          7.81%         $95.24
 Nov 1994          7.91%         $92.97
 Dec 1994          7.84%         $94.53
 Jan 1995          7.60%         $96.71
 Feb 1995          7.22%         $99.07
 Mar 1995          7.20%         $99.68
 Apr 1995          7.07%         $99.24
 May 1995          6.30%        $101.87
 Jun 1995          6.21%        $100.34
 Jul 1995          6.45%        $100.74
 Aug 1995          6.28%        $101.47
 Sep 1995          6.17%        $101.55
 Oct 1995          6.03%        $102.48
 Nov 1995          5.76%        $103.63
 Dec 1995          5.58%        $103.43
 Jan 1996          5.60%        $103.70
 Feb 1996          6.13%        $102.47
 Mar 1996          6.34%        $100.60
 Apr 1996          6.66%         $99.82
 May 1996          6.85%         $99.32
 Jun 1996          6.73%         $99.93
 Jul 1996          6.80%        $100.37
 Aug 1996          6.96%         $99.85
 Sep 1996          6.72%        $100.75
 Oct 1996          6.37%        $100.03
 Nov 1996          6.06%        $101.35
 Dec 1996          6.43%        $100.45
 Jan 1997          6.53%        $100.15
 Feb 1997          6.58%        $100.50
 Mar 1997          6.92%         $98.61
 Apr 1997          6.72%         $99.01
 May 1997          6.67%        $100.06
 Jun 1997          6.51%        $100.65
 Jul 1997          6.02%        $102.98
 Aug 1997          6.34%        $101.40
 Sep 1997          6.12%        $101.60
 Oct 1997          5.84%        $101.75
 Nov 1997          5.86%        $101.84
 Dec 1997          5.75%        $102.73
 Jan 1998          5.53%        $103.22
 Feb 1998          5.62%        $102.73
 Mar 1998          5.67%        $102.30
 Apr 1998          5.68%        $101.38
 May 1998          5.56%        $102.40
 Jun 1998          5.44%        $102.17
 Jul 1998          5.50%        $101.95
 Aug 1998          5.05%        $103.09
 Sep 1998          4.44%        $103.93
 Oct 1998          4.64%        $103.30
 Nov 1998          4.74%        $103.20
 Dec 1998          4.65%        $102.97
 Jan 1999          4.66%        $103.74
 Feb 1999          5.29%        $102.67
 Mar 1999          5.25%        $102.32
 Apr 1999          5.36%        $102.12
 May 1999          5.64%        $101.03
 Jun 1999          5.81%         $99.09
 Jul 1999          5.92%         $98.71
 Aug 1999          5.98%         $97.47
 Sep 1999          5.90%         $97.08
 Oct 1999          6.06%         $95.62
 Nov 1999          6.18%         $96.09
 Dec 1999          6.28%         $94.56
 Jan 2000          6.68%         $93.74
 Feb 2000          6.42%         $94.43
 Mar 2000          6.03%         $96.08
 Apr 2000          6.23%         $94.88
 May 2000          6.29%         $93.87
 Jun 2000          6.03%         $95.93
 Jul 2000          6.04%         $96.82
 Aug 2000          5.73%         $97.89
 Sep 2000          5.80%         $96.91
 Oct 2000          5.77%         $97.55
 Nov 2000          5.48%         $97.81
 Dec 2000          5.12%         $99.82
 Jan 2001          5.19%        $100.36
 Feb 2001          4.92%        $100.26
 Mar 2001          4.95%        $100.75
 Apr 2001          5.35%         $99.18
 May 2001          5.43%         $99.79
 Jun 2001          5.42%         $99.82
 Jul 2001          5.07%        $100.90
 Aug 2001          4.79%        $102.15
 Sep 2001          4.60%        $101.40
 Oct 2001          4.30%        $102.17
 Nov 2001          4.78%        $100.85
 Dec 2001          5.07%         $99.44
 Jan 2002          5.07%        $100.70
 Feb 2002          4.88%        $101.55
 Mar 2002          5.42%         $99.08
 Apr 2002          5.11%        $100.59
 May 2002          5.08%        $100.78
 Jun 2002          4.86%        $100.99
 Jul 2002          4.51%        $101.93
 Aug 2002          4.14%        $102.85
 Sep 2002          3.63%        $104.74
 Oct 2002          3.93%        $102.60
 Nov 2002          4.22%        $101.79
 Dec 2002          3.83%        $103.55
 Jan 2003          4.00%        $102.87
 Feb 2003          3.71%        $103.94
 Mar 2003          3.83%        $103.58
 Apr 2003          3.89%        $103.94
 May 2003          3.37%        $106.03

*Source: Standard & Poor's Micropal. Municipal bonds are represented by Lehman Brothers Municipal Bond Index and interest rates are represented by 10-year Treasury bond yields which reflect long-term interest rate movements. For illustrative purposes only, not representative of any Franklin tax-free income fund.

1. Based on the yield of the Bond Buyer 40 Index as of May 30, 2003.


8 | Not part of the annual report

   We generally invest in current coupon securities to maximize tax-free income for our shareholders.2 Over time, as we invest in different interest rate climates, the portfolios become well-diversified with a broad range of securities. As a result of this strategy, we own many older securities with higher coupons which are generally less sensitive to interest rates, and which help to provide stability to our fund portfolios.

Q. HOW CAN FRANKLIN'S INVESTMENT APPROACH BENEFIT MY PORTFOLIO WHEN INTEREST RATES ARE VOLATILE?

A. For over a quarter of a century, we've consistently adhered to a strategy of investing for high, current, tax-free income while working to preserve shareholders' capital.3 Our straightforward approach to investing means we avoid speculative derivatives or futures, which can be extremely sensitive to interest-rate movements.

   Our investment strategy may not immunize fund portfolios from interest rate risk, but it may help to reduce the risk. Overall, we're confident that our professionally managed portfolios will provide long-term investors with relative stability and valuable tax-free income.



2. Coupon refers to the fixed amount of interest income paid out by a municipal security to a bondholder.
3. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.

[Franklin Templeton logo omitted]

                               SRTFINS 06/03 | Not part of the annual report | 9

Annual Report



Franklin New York Tax-Free Income Fund


YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Franklin New York Tax-Free Income Fund seeks to provide high, current income exempt from regular federal, New York state and New York City personal income taxes through a diversified portfolio consisting mainly of municipal securities.1

[GRAPHIC OMITTED]
Pie Chart omitted
--------------------------------------------------------------------------------
Credit Quality Breakdown*
(Based on Total Long-Term Investments as of 5/31/03

AAA                                56.1%
AA                                 28.5%
A                                  11.0%
BBB                                 3.3%
Below Investment Grade              1.1%

*Quality breakdown may include internal ratings for bonds not rated by an independent rating agency.
--------------------------------------------------------------------------------

NEW YORK ECONOMIC UPDATE

During the 12 months ended May 31, 2003, New York faced a difficult economic climate, mainly due to the volatile stock market and national economic recession. The recession's effects reached New York later than other states, but its impact was felt more deeply than in many parts of the country. Job losses and slower new job growth kept New York's unemployment rate just above 6.0% for most of the period as the state's previously booming financial services industry, now in a downsizing cycle, experienced layoffs.2

1. For investors subject to alternative minimum tax, a small portion of this income may be taxable. Distributions of capital gains are generally taxable.
2. Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 23.


10 | Annual Report

New York's fiscal year 2003 ended with an estimated $2.7 billion operating deficit, and lower personal income tax collections contributed to revenue declines. As the state's largest revenue source, personal income tax receipts accounted for roughly 70% of the state's general fund proceeds. State personal income tax collections fell 3.3% in fiscal year 2002 and are projected to weaken another 10.4% in fiscal year 2003. The state projects personal income tax receipts should grow 0.8% in fiscal year 2004.3 Recent legislative action implemented several steps to address the shortfalls. The state deferred major spending obligations and enacted long-term deficit financing to pay current operating expenses and relieve acute liquidity pressures. However, New York still has to contend with a heavy debt load of $2,045 per capita, which ranks as the nation's fifth highest.3

On May 16, 2003, Standard & Poor's, an independent credit rating agency, revised its outlook from stable to negative for the state. Meanwhile, Moody's Investors Service maintained its stable outlook. New York faces weak projected revenue growth, mounting spending pressures and depleted reserve levels. The state will be challenged by budget gap projections and cash liquidity problems in the near term.

PORTFOLIO NOTES

As a result of generally strong municipal bond market performance, Franklin
New York Tax-Free Income Fund-Class A shares' net asset value increased during the year under review, from $11.65 on May 31, 2002, to $12.22 on May 31, 2003. We did not invest in derivative products or use leverage that might increase the Fund's share price volatility. At the end of the reporting period, the Fund owned no bonds subject to alternative minimum tax.

For the year ended May 31, 2003, Franklin New York Tax-Free Income Fund - Class A posted a +10.06% cumulative total return as shown in the Performance Summary beginning on page 14. The Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned 10.36% during the same period.4 Although the

PORTFOLIO BREAKDOWN
5/31/03

--------------------------------------------------
                                       % OF TOTAL
                            LONG-TERM INVESTMENTS
--------------------------------------------------
  Prerefunded                               27.6%
--------------------------------------------------
  Subject to Government Appropriations      16.9%
--------------------------------------------------
  Transportation                            15.2%
--------------------------------------------------
  Utilities                                  9.9%
--------------------------------------------------
  Hospital & Health Care                     7.4%
--------------------------------------------------
  Tax-Supported                              6.2%
--------------------------------------------------
  Housing                                    5.0%
--------------------------------------------------
  General Obligation                         4.8%
--------------------------------------------------
  Other Revenue                              4.2%
--------------------------------------------------
  Higher Education                           2.8%
--------------------------------------------------


3. Source: Moody's Investors Service, NEW YORK (STATE OF), 4/29/03.
4. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

                                                              Annual Report | 11

DIVIDEND DISTRIBUTIONS
6/1/02-5/31/03

--------------------------------------------------------------------------------
                                         DIVIDEND PER SHARE
--------------------------------------------------------------------------------
   MONTH                 CLASS A        CLASS B        CLASS C     ADVISOR CLASS
--------------------------------------------------------------------------------
   June                4.85 cents      4.30 cents     4.33 cents     4.95 cents
--------------------------------------------------------------------------------
   July                4.85 cents      4.30 cents     4.33 cents     4.93 cents
--------------------------------------------------------------------------------
   August              4.85 cents      4.30 cents     4.33 cents     4.93 cents
--------------------------------------------------------------------------------
   September           4.85 cents      4.30 cents     4.30 cents     4.94 cents
--------------------------------------------------------------------------------
   October             4.85 cents      4.30 cents     4.30 cents     4.93 cents
--------------------------------------------------------------------------------
   November            4.70 cents      4.15 cents     4.15 cents     4.78 cents
--------------------------------------------------------------------------------
   December            4.70 cents      4.15 cents     4.16 cents     4.78 cents
--------------------------------------------------------------------------------
   January             4.70 cents      4.15 cents     4.16 cents     4.79 cents
--------------------------------------------------------------------------------
   February            4.70 cents      4.15 cents     4.16 cents     4.79 cents
--------------------------------------------------------------------------------
   March               4.65 cents      4.09 cents     4.08 cents     4.73 cents
--------------------------------------------------------------------------------
   April               4.65 cents      4.09 cents     4.08 cents     4.73 cents
--------------------------------------------------------------------------------
   May                 4.65 cents      4.09 cents     4.08 cents     4.73 cents
--------------------------------------------------------------------------------
   TOTAL              57.00 CENTS     50.37 CENTS    50.46 CENTS    58.01 CENTS
--------------------------------------------------------------------------------

Fund's total return underperformed that of the benchmark index, our investment strategy attempts to provide high, current, tax-free income for our shareholders. It is important to remember that over time the tax-free income received from municipal bonds will ultimately drive the Fund's total return performance.

Keep in mind that your Fund combines the advantages of high credit quality and tax-free yields. The Performance Summary also shows that at the end of this reporting period, the Fund's Class A shares' distribution rate was 4.37%, based on an annualization of May's 4.65 cent ($0.0465) per share dividend and the maximum offering price of $12.76 on May 31, 2003. An investor in the maximum combined federal and New York state and City income tax bracket of 45.05%


12 | Annual Report
would need to earn 7.51% from a taxable investment to match the Fund's tax-free distribution rate. The Performance Summary also shows distribution rates and their taxable equivalents for Class B, C and Advisor shares.

As interest rates generally declined over the past few years and issuers took the opportunity to refinance higher yielding debt, Franklin New York Tax-Free Income Fund had higher coupon bonds called, which affected the Fund's income earnings and resulted in dividend reductions during the period.

Due to continued airline industry weakness, we reduced the Fund's already low exposure further by selling more than $21 million in American Airlines (Puerto Rico Revenue) bonds. At period-end, our single remaining airline credit, Port Authority of New York and New Jersey Revenue for Delta Air Lines, represented just 0.32% of the Fund's total long-term investments. We also reduced our exposure to bonds backed by settlement receipts from tobacco companies by selling Westchester Tobacco and Nassau County Tobacco. On May 31, 2003, the Fund carried 1.9% of total long-term investments in bonds backed by tobacco settlement receipts. Purchases during the reporting period consisted mostly of high-grade bonds in the 20- to 30-year range, including issues by the Metropolitan Transportation Authority, New York City Transitional Finance Authority, and Triborough Bridge and Tunnel Authority revenue bonds. We also increased the Fund's exposure to bonds backed by New York City, as spreads widened due to the state's current budget problems.


THIS DISCUSSION REFLECTS OUR VIEWS, OPINIONS AND PORTFOLIO HOLDINGS AS OF MAY 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, STATE, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISOR MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                              Annual Report | 13

Performance Summary as of 5/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.


PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------
  CLASS A                                         CHANGE     5/31/03    5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$0.57     $12.22     $11.65
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                    $0.5700
--------------------------------------------------------------------------------
  CLASS B                                         CHANGE     5/31/03    5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$0.57     $12.20     $11.63
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                    $0.5037
--------------------------------------------------------------------------------
  CLASS C                                         CHANGE     5/31/03    5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$0.58     $12.22     $11.64
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                    $0.5046
--------------------------------------------------------------------------------
  ADVISOR CLASS                                   CHANGE     5/31/03    5/31/02
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                           +$0.58     $12.23     $11.65
--------------------------------------------------------------------------------
  DISTRIBUTIONS (6/1/02-5/31/03)
--------------------------------------------------------------------------------
  Dividend Income                    $0.5801
--------------------------------------------------------------------------------


14 | Past performance does not guarantee future results.| Annual Report

PERFORMANCE

------------------------------------------------------------------------------------------------------------------
  CLASS A                                                         1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                       +10.06%           +33.32%          +81.81%
  Average Annual Total Return 2                                    +5.35%            +5.00%           +5.70%
  Avg. Ann. Total Return (6/30/03) 3                               +4.11%            +4.81%           +5.49%
     Distribution Rate 4                            4.37%
     Taxable Equivalent Distribution Rate          57.51%
     30-Day Standardized Yield 6                    2.98%
     Taxable Equivalent Yield 5                     5.17%
------------------------------------------------------------------------------------------------------------------
  CLASS B                                                         1-YEAR            3-YEAR      INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                        +9.46%           +26.82%          +25.30%
  Average Annual Total Return 2                                    +5.46%            +7.38%           +4.86%
  Avg. Ann. Total Return (6/30/03) 3                               +4.15%            +6.42%           +4.67%
     Distribution Rate 4                            4.02%
     Taxable Equivalent Distribution Rate 5         6.91%
     30-Day Standardized Yield 6                    2.56%
     Taxable Equivalent Yield 5                     4.44%
------------------------------------------------------------------------------------------------------------------
  CLASS C                                                         1-YEAR            5-YEAR      INCEPTION (5/1/95)
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                        +9.55%           +29.70%          +61.09%
  Average Annual Total Return 2                                    +7.44%            +5.13%           +5.94%
  Avg. Ann. Total Return (6/30/03) 3                               +5.97%            +4.93%           +5.81%
     Distribution Rate 4                            3.97%
     Taxable Equivalent Distribution Rate 5         6.82%
     30-Day Standardized Yield 6                    2.54%
     Taxable Equivalent Yield 5                     4.41%
------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS 7                                                 1-YEAR            5-YEAR          10-YEAR
------------------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1                                       +10.24%           +33.60%          +82.20%
  Average Annual Total Return 2                                   +10.24%            +5.96%           +6.18%
  Avg. Ann. Total Return (6/30/03) 3                               +8.83%            +5.76%           +5.97%
     Distribution Rate 4                            4.64%
     Taxable Equivalent Distribution Rate 5         7.98%
     30-Day Standardized Yield 6                    3.22%
     Taxable Equivalent Yield 5                     5.59%


ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.




Annual Report | Past Performance does not guarantee future results. | 15

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS A                     5/31/03
-------------------------------------
  1-Year                       +5.35%
-------------------------------------
  5-Year                       +5.00%
-------------------------------------
  10-Year                      +5.70%
-------------------------------------


The following line graph compares the performance of the Franklin New York Tax-Free Income Fund - Class A shares to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 6/1/93 to 5/31/03.


              Franklin New York         Lehman Brothers
              Tax-Free Income Fund-     Municipal
Date          Class A                   Bond Index            CPI
--------------------------------------------------------------------------
6/1/93        $9,572                    10,000                10,000
6/30/93       $9,727                    10,167                10,014
7/31/93       $9,731                    10,180                10,014
8/31/93       $9,912                    10,392                10,042
9/30/93      $10,020                    10,510                10,063
10/31/93     $10,039                    10,530                10,104
11/30/93      $9,960                    10,438                10,111
12/31/93     $10,168                    10,658                10,111
1/31/94      $10,261                    10,779                10,139
2/28/94      $10,081                    10,500                10,173
3/31/94       $9,792                    10,073                10,208
4/30/94       $9,812                    10,159                10,222
5/31/94       $9,899                    10,247                10,229
6/30/94       $9,875                    10,184                10,264
7/31/94      $10,006                    10,371                10,292
8/31/94      $10,060                    10,407                10,333
9/30/94       $9,942                    10,254                10,361
10/31/94      $9,797                    10,072                10,368
11/30/94      $9,573                     9,889                10,382
12/31/94      $9,804                    10,107                10,382
1/31/95      $10,009                    10,396                10,423
2/28/95      $10,225                    10,698                10,465
3/31/95      $10,299                    10,821                10,499
4/30/95      $10,319                    10,834                10,534
5/31/95      $10,602                    11,180                10,555
6/30/95      $10,514                    11,083                10,576
7/31/95      $10,571                    11,188                10,576
8/31/95      $10,684                    11,330                10,604
9/30/95      $10,737                    11,402                10,625
10/31/95     $10,893                    11,567                10,660
11/30/95     $11,049                    11,759                10,652
12/31/95     $11,141                    11,872                10,645
1/31/96      $11,186                    11,962                10,708
2/29/96      $11,089                    11,881                10,742
3/31/96      $11,002                    11,729                10,798
4/30/96      $10,981                    11,696                10,840
5/31/96      $10,988                    11,691                10,861
6/30/96      $11,102                    11,818                10,867
7/31/96      $11,197                    11,925                10,888
8/31/96      $11,195                    11,922                10,908
9/30/96      $11,358                    12,089                10,943
10/31/96     $11,463                    12,226                10,978
11/30/96     $11,628                    12,450                10,999
12/31/96     $11,602                    12,397                10,999
1/31/97      $11,629                    12,421                11,034
2/28/97      $11,726                    12,535                11,069
3/31/97      $11,620                    12,369                11,096
4/30/97      $11,706                    12,472                11,110
5/31/97      $11,885                    12,661                11,103
6/30/97      $11,982                    12,796                11,116
7/31/97      $12,296                    13,151                11,130
8/31/97      $12,229                    13,027                11,151
9/30/97      $12,369                    13,182                11,179
10/31/97     $12,457                    13,266                11,207
11/30/97     $12,536                    13,345                11,200
12/31/97     $12,705                    13,540                11,186
1/31/98      $12,838                    13,679                11,208
2/28/98      $12,854                    13,683                11,229
3/31/98      $12,902                    13,695                11,250
4/30/98      $12,864                    13,634                11,271
5/31/98      $13,053                    13,849                11,291
6/30/98      $13,124                    13,903                11,304
7/31/98      $13,151                    13,938                11,318
8/31/98      $13,321                    14,154                11,332
9/30/98      $13,468                    14,331                11,345
10/31/98     $13,484                    14,331                11,372
11/30/98     $13,521                    14,381                11,372
12/31/98     $13,543                    14,417                11,366
1/31/99      $13,670                    14,589                11,393
2/28/99      $13,651                    14,524                11,407
3/31/99      $13,688                    14,545                11,441
4/30/99      $13,725                    14,581                11,524
5/31/99      $13,671                    14,497                11,524
6/30/99      $13,501                    14,288                11,524
7/31/99      $13,538                    14,339                11,559
8/31/99      $13,390                    14,225                11,587
9/30/99      $13,381                    14,230                11,642
10/31/99     $13,208                    14,077                11,663
11/30/99     $13,341                    14,226                11,670
12/31/99     $13,232                    14,119                11,670
1/31/00      $13,176                    14,057                11,705
2/29/00      $13,335                    14,220                11,774
3/31/00      $13,628                    14,530                11,871
4/30/00      $13,546                    14,444                11,878
5/31/00      $13,500                    14,369                11,892
6/30/00      $13,810                    14,750                11,954
7/31/00      $13,961                    14,955                11,981
8/31/00      $14,149                    15,185                11,981
9/30/00      $14,103                    15,106                12,044
10/31/00     $14,218                    15,271                12,064
11/30/00     $14,334                    15,387                12,071
12/31/00     $14,653                    15,767                12,064
1/31/01      $14,744                    15,923                12,140
2/28/01      $14,823                    15,974                12,189
3/31/01      $14,952                    16,118                12,217
4/30/01      $14,864                    15,944                12,266
5/31/01      $14,981                    16,116                12,321
6/30/01      $15,086                    16,224                12,342
7/31/01      $15,282                    16,464                12,307
8/31/01      $15,478                    16,736                12,307
9/30/01      $15,388                    16,679                12,363
10/31/01     $15,533                    16,877                12,321
11/30/01     $15,455                    16,736                12,300
12/31/01     $15,334                    16,577                12,252
1/31/02      $15,560                    16,863                12,280
2/28/02      $15,719                    17,066                12,329
3/31/02      $15,490                    16,731                12,398
4/30/02      $15,691                    17,058                12,468
5/31/02      $15,812                    17,162                12,468
6/30/02      $15,946                    17,343                12,475
7/31/02      $16,136                    17,567                12,489
8/31/02      $16,326                    17,778                12,530
9/30/02      $16,683                    18,167                12,551
10/31/02     $16,445                    17,866                12,573
11/30/02     $16,385                    17,791                12,573
12/31/02     $16,730                    18,166                12,545
1/31/03      $16,684                    18,121                12,600
2/28/03      $16,877                    18,374                12,697
3/31/03      $16,900                    18,385                12,773
4/30/03      $17,037                    18,507                12,745
5/31/03      $17,403                    18,940                12,725




The following line graph compares the performance of the Franklin New York Tax-Free Income Fund - Class B shares to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 1/1/99 to 5/31/03.


             Franklin New York         Lehman Brothers
             Tax-Free Income Fund      Municipal
Date         Class B                   Bond Index                  CPI
--------------------------------------------------------------------------
1/1/99       $10,000                      $10,000               $10,000
1/31/99      $10,086                      $10,119               $10,024
2/28/99      $10,067                      $10,074               $10,036
3/31/99      $10,090                      $10,089               $10,066
4/30/99      $10,106                      $10,114               $10,140
5/31/99      $10,062                      $10,055               $10,140
6/30/99       $9,932                       $9,910               $10,140
7/31/99       $9,955                       $9,946               $10,170
8/31/99       $9,841                       $9,866               $10,194
9/30/99       $9,830                       $9,870               $10,243
10/31/99      $9,698                       $9,764               $10,262
11/30/99      $9,790                       $9,867               $10,268
12/31/99      $9,706                       $9,793               $10,268
1/31/00       $9,669                       $9,750               $10,299
2/29/00       $9,781                       $9,863               $10,360
3/31/00       $9,983                      $10,078               $10,444
4/30/00       $9,927                      $10,019               $10,451
5/31/00       $9,880                       $9,967               $10,463
6/30/00      $10,102                      $10,231               $10,518
7/31/00      $10,217                      $10,373               $10,542
8/31/00      $10,350                      $10,533               $10,542
9/30/00      $10,302                      $10,478               $10,597
10/31/00     $10,391                      $10,592               $10,615
11/30/00     $10,462                      $10,673               $10,621
12/31/00     $10,690                      $10,936               $10,615
1/31/01      $10,751                      $11,045               $10,682
2/28/01      $10,804                      $11,080               $10,724
3/31/01      $10,893                      $11,180               $10,749
4/30/01      $10,824                      $11,059               $10,792
5/31/01      $10,914                      $11,178               $10,841
6/30/01      $10,976                      $11,253               $10,859
7/31/01      $11,114                      $11,420               $10,829
8/31/01      $11,252                      $11,608               $10,829
9/30/01      $11,181                      $11,569               $10,877
10/31/01     $11,282                      $11,707               $10,840
11/30/01     $11,219                      $11,608               $10,822
12/31/01     $11,126                      $11,498               $10,780
1/31/02      $11,285                      $11,697               $10,804
2/28/02      $11,396                      $11,837               $10,848
3/31/02      $11,224                      $11,605               $10,908
4/30/02      $11,365                      $11,831               $10,970
5/31/02      $11,447                      $11,904               $10,970
6/30/02      $11,539                      $12,030               $10,976
7/31/02      $11,671                      $12,185               $10,988
8/31/02      $11,803                      $12,331               $11,024
9/30/02      $12,056                      $12,601               $11,043
10/31/02     $11,878                      $12,392               $11,062
11/30/02     $11,829                      $12,340               $11,062
12/31/02     $12,073                      $12,600               $11,038
1/31/03      $12,034                      $12,569               $11,086
2/28/03      $12,168                      $12,745               $11,172
3/31/03      $12,179                      $12,753               $11,239
4/30/03      $12,272                      $12,837               $11,214
5/31/03      $12,330                      $13,137               $11,196




AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS B                     5/31/03
-------------------------------------
  1-Year                       +5.46%
-------------------------------------
  3-Year                       +7.38%
-------------------------------------
  Since Inception (1/1/99)     +4.86%
-------------------------------------


16 | Past performance does not guarantee future results.| Annual Report

The following line graph compares the performance of the Franklin New York Tax-Free Income Fund - Class C shares to that of the Lehman Brothers Municipal Bond Index8, and to the CPI8 based on a $10,000 investment from 5/1/95 to 5/31/03.

             Franklin New York         Lehman Brothers
             Tax-Free Income Fund      Municipal
Date         Class C                   Bond Index            CPI
--------------------------------------------------------------------------
5/1/95        $9,896                   $10,000               $10,000
5/31/95      $10,147                   $10,319               $10,020
6/30/95      $10,066                   $10,229               $10,040
7/31/95      $10,125                   $10,326               $10,040
8/31/95      $10,219                   $10,458               $10,066
9/30/95      $10,273                   $10,523               $10,086
10/31/95     $10,408                   $10,676               $10,120
11/30/95     $10,561                   $10,853               $10,112
12/31/95     $10,634                   $10,957               $10,105
1/31/96      $10,672                   $11,041               $10,165
2/29/96      $10,583                   $10,966               $10,198
3/31/96      $10,485                   $10,825               $10,251
4/30/96      $10,460                   $10,795               $10,291
5/31/96      $10,466                   $10,791               $10,310
6/30/96      $10,578                   $10,908               $10,316
7/31/96      $10,654                   $11,006               $10,336
8/31/96      $10,647                   $11,004               $10,356
9/30/96      $10,797                   $11,158               $10,389
10/31/96     $10,892                   $11,284               $10,422
11/30/96     $11,043                   $11,491               $10,442
12/31/96     $11,013                   $11,443               $10,442
1/31/97      $11,033                   $11,464               $10,475
2/28/97      $11,120                   $11,570               $10,508
3/31/97      $11,013                   $11,416               $10,534
4/30/97      $11,099                   $11,512               $10,547
5/31/97      $11,253                   $11,686               $10,540
6/30/97      $11,349                   $11,811               $10,553
7/31/97      $11,641                   $12,138               $10,565
8/31/97      $11,562                   $12,024               $10,586
9/30/97      $11,699                   $12,167               $10,612
10/31/97     $11,767                   $12,245               $10,639
11/30/97     $11,836                   $12,317               $10,632
12/31/97     $12,000                   $12,497               $10,619
1/31/98      $12,109                   $12,626               $10,640
2/28/98      $12,128                   $12,629               $10,660
3/31/98      $12,168                   $12,641               $10,680
4/30/98      $12,127                   $12,584               $10,699
5/31/98      $12,288                   $12,783               $10,719
6/30/98      $12,349                   $12,832               $10,731
7/31/98      $12,379                   $12,865               $10,744
8/31/98      $12,533                   $13,064               $10,757
9/30/98      $12,655                   $13,227               $10,770
10/31/98     $12,674                   $13,227               $10,796
11/30/98     $12,692                   $13,274               $10,796
12/31/98     $12,716                   $13,307               $10,789
1/31/99      $12,829                   $13,465               $10,815
2/28/99      $12,804                   $13,406               $10,828
3/31/99      $12,822                   $13,425               $10,861
4/30/99      $12,862                   $13,458               $10,940
5/31/99      $12,804                   $13,380               $10,940
6/30/99      $12,639                   $13,187               $10,940
7/31/99      $12,669                   $13,235               $10,973
8/31/99      $12,524                   $13,129               $10,999
9/30/99      $12,510                   $13,134               $11,052
10/31/99     $12,342                   $12,992               $11,072
11/30/99     $12,460                   $13,130               $11,079
12/31/99     $12,353                   $13,032               $11,079
1/31/00      $12,294                   $12,974               $11,112
2/29/00      $12,437                   $13,125               $11,177
3/31/00      $12,704                   $13,411               $11,269
4/30/00      $12,622                   $13,332               $11,276
5/31/00      $12,573                   $13,263               $11,289
6/30/00      $12,855                   $13,614               $11,348
7/31/00      $12,990                   $13,803               $11,374
8/31/00      $13,159                   $14,016               $11,374
9/30/00      $13,098                   $13,943               $11,433
10/31/00     $13,211                   $14,095               $11,453
11/30/00     $13,301                   $14,202               $11,460
12/31/00     $13,590                   $14,553               $11,453
1/31/01      $13,680                   $14,697               $11,525
2/28/01      $13,735                   $14,744               $11,571
3/31/01      $13,848                   $14,877               $11,598
4/30/01      $13,772                   $14,716               $11,644
5/31/01      $13,874                   $14,875               $11,696
6/30/01      $13,953                   $14,974               $11,716
7/31/01      $14,128                   $15,196               $11,683
8/31/01      $14,315                   $15,447               $11,683
9/30/01      $14,212                   $15,394               $11,736
10/31/01     $14,353                   $15,578               $11,696
11/30/01     $14,273                   $15,447               $11,676
12/31/01     $14,155                   $15,300               $11,631
1/31/02      $14,356                   $15,565               $11,657
2/28/02      $14,484                   $15,751               $11,704
3/31/02      $14,278                   $15,443               $11,770
4/30/02      $14,457                   $15,744               $11,836
5/31/02      $14,549                   $15,840               $11,836
6/30/02      $14,679                   $16,008               $11,843
7/31/02      $14,834                   $16,214               $11,856
8/31/02      $15,015                   $16,409               $11,895
9/30/02      $15,336                   $16,768               $11,915
10/31/02     $15,110                   $16,490               $11,935
11/30/02     $15,049                   $16,421               $11,935
12/31/02     $15,345                   $16,767               $11,909
1/31/03      $15,309                   $16,725               $11,961
2/28/03      $15,466                   $16,959               $12,054
3/31/03      $15,493                   $16,969               $12,126
4/30/03      $15,611                   $17,081               $12,099
5/31/03      $15,943                   $17,481               $12,080



AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  CLASS C                     5/31/03
-------------------------------------
  1-Year                       +7.44%
-------------------------------------
  5-Year                       +5.13%
-------------------------------------
  Since Inception (5/1/95)     +5.94%
-------------------------------------

AVERAGE ANNUAL TOTAL RETURN
-------------------------------------
  ADVISOR CLASS7              5/31/03
-------------------------------------
  1-Year                      +10.24%
-------------------------------------
  5-Year                       +5.96%
-------------------------------------
  10-Year                      +6.18%
--------------------------------------

The following line graph compares the performance of the Franklin New York Tax-Free Income Fund - Advisor Class shares to that of the Lehman Brothers Municipal Bond Index 8, and to the CPI 8 based on a $10,000 investment from 6/1/93 to 5/31/03.


             Franklin New York         Lehman Brothers
             Tax-Free Income Fund      Municipal
Date         Advisor Class             Bond Index                  CPI
--------------------------------------------------------------------------
6/1/93       $10,000                  10,000                   10,000
6/30/93      $10,162                  10,167                   10,014
7/31/93      $10,166                  10,180                   10,014
8/31/93      $10,356                  10,392                   10,042
9/30/93      $10,468                  10,510                   10,063
10/31/93     $10,488                  10,530                   10,104
11/30/93     $10,405                  10,438                   10,111
12/31/93     $10,622                  10,658                   10,111
1/31/94      $10,720                  10,779                   10,139
2/28/94      $10,532                  10,500                   10,173
3/31/94      $10,230                  10,073                   10,208
4/30/94      $10,251                  10,159                   10,222
5/31/94      $10,342                  10,247                   10,229
6/30/94      $10,317                  10,184                   10,264
7/31/94      $10,454                  10,371                   10,292
8/31/94      $10,510                  10,407                   10,333
9/30/94      $10,386                  10,254                   10,361
10/31/94     $10,235                  10,072                   10,368
11/30/94     $10,002                   9,889                   10,382
12/31/94     $10,242                  10,107                   10,382
1/31/95      $10,457                  10,396                   10,423
2/28/95      $10,682                  10,698                   10,465
3/31/95      $10,759                  10,821                   10,499
4/30/95      $10,781                  10,834                   10,534
5/31/95      $11,076                  11,180                   10,555
6/30/95      $10,984                  11,083                   10,576
7/31/95      $11,044                  11,188                   10,576
8/31/95      $11,162                  11,330                   10,604
9/30/95      $11,218                  11,402                   10,625
10/31/95     $11,380                  11,567                   10,660
11/30/95     $11,543                  11,759                   10,652
12/31/95     $11,639                  11,872                   10,645
1/31/96      $11,686                  11,962                   10,708
2/29/96      $11,585                  11,881                   10,742
3/31/96      $11,494                  11,729                   10,798
4/30/96      $11,472                  11,696                   10,840
5/31/96      $11,480                  11,691                   10,861
6/30/96      $11,599                  11,818                   10,867
7/31/96      $11,698                  11,925                   10,888
8/31/96      $11,696                  11,922                   10,908
9/30/96      $11,866                  12,089                   10,943
10/31/96     $11,976                  12,226                   10,978
11/30/96     $12,149                  12,450                   10,999
12/31/96     $12,121                  12,397                   10,999
1/31/97      $12,149                  12,421                   11,034
2/28/97      $12,251                  12,535                   11,069
3/31/97      $12,140                  12,369                   11,096
4/30/97      $12,230                  12,472                   11,110
5/31/97      $12,416                  12,661                   11,103
6/30/97      $12,518                  12,796                   11,116
7/31/97      $12,846                  13,151                   11,130
8/31/97      $12,776                  13,027                   11,151
9/30/97      $12,922                  13,182                   11,179
10/31/97     $13,015                  13,266                   11,207
11/30/97     $13,097                  13,345                   11,200
12/31/97     $13,274                  13,540                   11,186
1/31/98      $13,412                  13,679                   11,208
2/28/98      $13,429                  13,683                   11,229
3/31/98      $13,479                  13,695                   11,250
4/30/98      $13,440                  13,634                   11,271
5/31/98      $13,637                  13,849                   11,291
6/30/98      $13,711                  13,903                   11,304
7/31/98      $13,740                  13,938                   11,318
8/31/98      $13,917                  14,154                   11,332
9/30/98      $14,071                  14,331                   11,345
10/31/98     $14,087                  14,331                   11,372
11/30/98     $14,126                  14,381                   11,372
12/31/98     $14,148                  14,417                   11,366
1/31/99      $14,282                  14,589                   11,393
2/28/99      $14,262                  14,524                   11,407
3/31/99      $14,300                  14,545                   11,441
4/30/99      $14,339                  14,581                   11,524
5/31/99      $14,282                  14,497                   11,524
6/30/99      $14,105                  14,288                   11,524
7/31/99      $14,144                  14,339                   11,559
8/31/99      $13,989                  14,225                   11,587
9/30/99      $13,980                  14,230                   11,642
10/31/99     $13,799                  14,077                   11,663
11/30/99     $13,938                  14,226                   11,670
12/31/99     $13,824                  14,119                   11,670
1/31/00      $13,765                  14,057                   11,705
2/29/00      $13,932                  14,220                   11,774
3/31/00      $14,238                  14,530                   11,871
4/30/00      $14,152                  14,444                   11,878
5/31/00      $14,104                  14,369                   11,892
6/30/00      $14,428                  14,750                   11,954
7/31/00      $14,585                  14,955                   11,981
8/31/00      $14,783                  15,185                   11,981
9/30/00      $14,734                  15,106                   12,044
10/31/00     $14,855                  15,271                   12,064
11/30/00     $14,976                  15,387                   12,071
12/31/00     $15,308                  15,767                   12,064
1/31/01      $15,403                  15,923                   12,140
2/28/01      $15,486                  15,974                   12,189
3/31/01      $15,621                  16,118                   12,217
4/30/01      $15,529                  15,944                   12,266
5/31/01      $15,651                  16,116                   12,321
6/30/01      $15,760                  16,224                   12,342
7/31/01      $15,965                  16,464                   12,307
8/31/01      $16,171                  16,736                   12,307
9/30/01      $16,076                  16,679                   12,363
10/31/01     $16,242                  16,877                   12,321
11/30/01     $16,161                  16,736                   12,300
12/31/01     $16,036                  16,577                   12,252
1/31/02      $16,273                  16,863                   12,280
2/28/02      $16,427                  17,066                   12,329
3/31/02      $16,202                  16,731                   12,398
4/30/02      $16,414                  17,058                   12,468
5/31/02      $16,527                  17,162                   12,468
6/30/02      $16,669                  17,343                   12,475
7/31/02      $16,868                  17,567                   12,489
8/31/02      $17,068                  17,778                   12,530
9/30/02      $17,442                  18,167                   12,551
10/31/02     $17,209                  17,866                   12,573
11/30/02     $17,148                  17,791                   12,573
12/31/02     $17,495                  18,166                   12,545
1/31/03      $17,463                  18,121                   12,600
2/28/03      $17,651                  18,374                   12,697
3/31/03      $17,692                  18,385                   12,773
4/30/03      $17,836                  18,507                   12,745
5/31/03      $18,220                  18,940                   12,725




          Annual Report|Past performance does not guarantee future results. | 17

ENDNOTES


BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. MUNICIPAL BONDS ARE PARTICULARLY SENSITIVE TO INTEREST RATE MOVEMENTS; THEREFORE, THE FUND'S YIELD AND SHARE PRICE WILL FLUCTUATE WITH MARKET CONDITIONS. SINCE THE FUND CONCENTRATES ITS INVESTMENTS IN A SINGLE STATE, IT IS SUBJECT TO GREATER RISK OF ADVERSE ECONOMIC AND REGULATORY CHANGES IN THAT STATE THAN A GEOGRAPHICALLY DIVERSIFIED FUND. THESE AND OTHER RISKS ARE DESCRIBED MORE FULLY IN THE FUND'S PROSPECTUS.

CLASS A: Subject to the current, maximum 4.25% initial sales charge. Prior to 7/1/94, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Effective 5/1/94, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees; are available to a limited class of investors.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge(s).
3. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
4. Distribution rate is based on an annualization of the respective class's May dividend and the maximum offering price (NAV for Classes B and Advisor) per share on 5/31/03.
5. Taxable equivalent distribution rate and yield assume the published rates as of 5/29/03 for the maximum combined federal and New York state and City personal income tax bracket of 42.38%, based on the federal income tax rate of 35.00%.
6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 5/31/03.
7. Effective 10/1/01, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 10/1/01, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 9/30/01, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 10/1/01 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +13.33% and +7.81%.
8. Source: Standard & Poor's Micropal. The Lehman Brothers Municipal Bond Index includes about 40,000 bonds from across the country. All bonds included have a minimum credit rating of at least Baa and a maturity of at least two years, and have been issued within the last five years as part of a deal of over $50 million. Bonds subject to alternative minimum tax or with floating or zero coupons are excluded. Bonds will be added and the index will be updated monthly with a one-month lag.



18 | Past performance does not guarantee future results.| Annual Report

Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS

                                                         -----------------------------------------------------------------
                                                                                  YEAR ENDED MAY 31,
                                                               2003         2002          2001          2000          1999
                                                         -----------------------------------------------------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................        $11.65       $11.62        $11.06        $11.91        $12.08
                                                         -----------------------------------------------------------------
Income from investment operations:
 Net investment incomea .............................           .57          .59           .62           .64           .64
 Net realized and unrealized gains (losses) .........           .57          .04           .57          (.79)         (.08)
                                                         -----------------------------------------------------------------
Total from investment operations ....................          1.14          .63          1.19          (.15)          .56
                                                         -----------------------------------------------------------------
Less distributions from:
 Net investment income ..............................          (.57)        (.60)         (.63)         (.63)         (.64)
 Net realized gains .................................            --           --            --          (.07)         (.09)
                                                         -----------------------------------------------------------------
Total distributions .................................          (.57)        (.60)         (.63)         (.70)         (.73)
                                                         -----------------------------------------------------------------
Net asset value, end of year ........................        $12.22       $11.65        $11.62        $11.06        $11.91
                                                         =================================================================
Total return b ......................................         10.06%        5.55%        10.97%        (1.24)%        4.73%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................    $4,828,889   $4,609,318    $4,483,909    $4,219,849    $4,847,001
Ratio to average net assets:
 Expenses ...........................................           .60%         .59%          .60%          .60%          .59%
 Net investment income ..............................          4.81%        5.09%         5.39%         5.64%         5.30%
Portfolio turnover rate .............................         13.44%        9.57%         7.83%        24.61%        13.34%

aBased on average shares outstanding effective May 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


                                                              Annual Report | 19



Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                         -----------------------------------------------------------------
                                                                                  YEAR ENDED MAY 31,
                                                         -----------------------------------------------------------------
CLASS B                                                        2003         2002          2001          2000          1999 C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................        $11.63       $11.61        $11.04        $11.89        $12.06
                                                         -----------------------------------------------------------------
Income from investment operations:
 Net investment incomea .............................           .50          .53           .55           .57           .77
 Net realized and unrealized gains (losses) .........           .57          .03           .58          (.78)         (.70)
                                                         -----------------------------------------------------------------
Total from investment operations ....................          1.07          .56          1.13          (.21)          .07
Less distributions from:
 Net investment income ..............................          (.50)        (.54)         (.56)         (.57)         (.24)
 Net realized gains .................................            --           --            --          (.07)           --
                                                         -----------------------------------------------------------------
Total distributions .................................          (.50)        (.54)         (.56)         (.64)         (.24)
                                                         -----------------------------------------------------------------
Net asset value, end of year ........................        $12.20       $11.63        $11.61        $11.04        $11.89
                                                         =================================================================
Total return b ......................................          9.46%        4.88%        10.46%        (1.80)%         .62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................      $233,767     $160,194       $87,697       $40,874       $19,059
Ratio to average net assets:
 Expenses ...........................................          1.17%        1.16%         1.16%         1.17%         1.16%d
 Net investment income ..............................          4.24%        4.53%         4.80%         5.08%         4.72%d
Portfolio turnover rate .............................         13.44%        9.57%         7.83%        24.61%        13.34%

aBased on average shares outstanding effective May 31, 2000.
bTotal return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.
cFor the period January 1, 1999 (effective date) to May 31, 1999.
dAnnualized


20 | Annual Report



Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                         -----------------------------------------------------------------
                                                                                  YEAR ENDED MAY 31,
                                                         -----------------------------------------------------------------
CLASS C                                                        2003         2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................        $11.64       $11.62        $11.06        $11.91        $12.07
                                                         -----------------------------------------------------------------
Income from investment operations:
 Net investment incomea .............................           .50          .53           .55           .57           .62
 Net realized and unrealized gains (losses) .........           .58          .03           .57          (.78)         (.12)
                                                         -----------------------------------------------------------------
Total from investment operations ....................          1.08          .56          1.12          (.21)          .50
                                                         -----------------------------------------------------------------
Less distributions from:
 Net investment income ..............................          (.50)        (.54)         (.56)         (.57)         (.57)
 Net realized gains .................................            --           --            --          (.07)         (.09)
                                                         -----------------------------------------------------------------
Total distributions .................................          (.50)        (.54)         (.56)         (.64)         (.66)
                                                         -----------------------------------------------------------------
Net asset value, end of year ........................        $12.22       $11.64        $11.62        $11.06        $11.91
                                                         =================================================================
Total returnb .......................................          9.55%        4.86%        10.35%        (1.80)%        4.20%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................      $242,965     $188,642      $146,824      $119,302      $139,756
Ratio to average net assets:
 Expenses ...........................................          1.17%        1.16%         1.16%         1.17%         1.16%
 Net investment income ..............................          4.24%        4.53%         4.82%         5.07%         4.73%
Portfolio turnover rate .............................         13.44%        9.57%         7.83%        24.61%        13.34%

aBased on average shares outstanding effective May 31, 2000.
bTotal return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                                                              Annual Report | 21


Franklin New York Tax-Free Income Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                                                                                 -------------------------
                                                                                                       YEAR ENDED MAY 31,
ADVISOR CLASS                                                                                           2003          2002 C
                                                                                                 -------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................................................       $11.65        $11.68
                                                                                                 -------------------------
Income from investment operations:
 Net investment incomea .......................................................................          .58           .40
 Net realized and unrealized gains (losses) ...................................................          .58          (.08)
                                                                                                 -------------------------
Total from investment operations ..............................................................         1.16           .32
                                                                                                 -------------------------
Less distributions from net investment income .................................................         (.58)         (.35)
                                                                                                 -------------------------
Net asset value, end of year ..................................................................       $12.23        $11.65
                                                                                                 =========================
Total return b ................................................................................        10.24%         2.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................................................      $18,278       $14,054
Ratios to average net assets:
 Expenses .....................................................................................          .52%          .51%d
 Net investment income ........................................................................         4.89%         5.16%d
Portfolio turnover rate .......................................................................        13.44%         9.57%

aBased on average shares outstanding.
bTotal return is not annualized for periods less than one year.
cFor the period October 1, 2001 (effective date) to May 31, 2002.
dAnnualized


22 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003


--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 97.9%
  BONDS 96.1%
  Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%, 10/01/12 .........  $ 5,250,000    $    5,758,148
  Albany IDA, Civic Facility Revenue,
     Albany Medical Center Project, 6.00%, 5/01/19 ........................................    1,270,000         1,268,628
     Albany Medical Center Project, 6.00%, 5/01/29 ........................................    1,460,000         1,400,724
     St. Rose Project, Series A, AMBAC Insured, 5.375%, 7/01/31 ...........................    2,750,000         3,012,653
  Albany Parking Authority Revenue,
     Refunding, Series A, 5.625%, 7/15/25 .................................................    1,000,000         1,081,970
     Series A, 5.625%, 7/15/20 ............................................................    1,250,000         1,386,638
  Amherst IDA, Civic Facility Revenue, University of Buffalo Foundation,
     Faculty Student Housing Corp.,
     Series A, AMBAC Insured, 5.125%, 8/01/20 .............................................    1,410,000         1,559,629
     Series A, AMBAC Insured, 5.25%, 8/01/31 ..............................................    5,055,000         5,450,908
     Series B, AMBAC Insured, 5.625%, 8/01/20 .............................................    1,690,000         1,933,833
     Series B, AMBAC Insured, 5.75%, 8/01/25 ..............................................    3,050,000         3,476,451
     Series B, AMBAC Insured, 5.75%, 8/01/30 ..............................................    3,440,000         3,900,031
     Series B, AMBAC Insured, 5.25%, 8/01/31 ..............................................    1,000,000         1,078,320
  Auburn IDA, MFR, Auburn Memorial Home, 6.50%, 2/01/34 ...................................    5,250,000         5,566,575
  Battery Park City Authority Revenue, Refunding, Series A, 5.80%, 11/01/22 ...............   68,795,000        71,594,269
  Bethany Retirement Home Inc. Mortgage Loan Revenue, FHA Insured, 7.50%, 2/01/34 .........    8,160,000         8,729,242
  Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 ....................    5,375,000         7,077,263
  Dutchess County IDA, Civic Facility Revenue, Vassar College Project, 5.35%, 9/01/40 .....   16,000,000        17,269,280
  Franklin County COP, Court House Redevelopment Project, 8.125%, 8/01/06 .................    3,060,000         3,247,792
  Geneva IDA, Civic Facilities Revenue, Colleges of the Seneca Project, AMBAC Insured,
     5.00%, 9/01/21 .......................................................................    2,835,000         3,075,550
     5.125%, 9/01/31 ......................................................................    5,045,000         5,395,073
  Guam Airport Authority Revenue, Series A, 6.50%, 10/01/23 ...............................    5,385,000         5,536,803
  Guam Power Authority Revenue, Series A, Pre-Refunded,
     6.625%, 10/01/14 .....................................................................    2,900,000         3,173,412
     6.75%, 10/01/24 ......................................................................   25,500,000        27,945,960
  Hamilton Elderly Housing Corp. Mortgage Revenue, Hamilton Apartments Project,
     11.25%, 1/01/15 ......................................................................    1,135,000         1,161,559
  Ilion Elderly Housing Corp. Mortgage Revenue, Section 8 Housing Assistance Revenue,
     7.25%, 7/01/09 .......................................................................    1,380,000         1,431,916
  Long Island Power Authority Electric System Revenue,
     MBIA Insured, 5.75%, 12/01/24 ........................................................   15,060,000        16,762,834
     Refunding, Series A, 5.75%, 12/01/24 .................................................   15,000,000        16,286,100
     Refunding, Series A, AMBAC Insured, 5.25%, 12/01/26 ..................................    5,000,000         5,291,050
     Series A, 5.50%, 12/01/29 ............................................................   17,065,000        17,235,650
     Series A, FSA Insured, 5.00%, 12/01/18 ...............................................   10,000,000        10,818,200
     Series A, FSA Insured, 5.125%, 12/01/22 ..............................................   28,210,000        29,864,517
     Series A, MBIA Insured, 5.25%, 12/01/26 ..............................................    9,000,000         9,620,460
  Metropolitan Transporation Authority Service Contract Revenue, Refunding, Series A,
     5.125%, 1/01/29 ......................................................................    6,000,000         6,299,460
  Middleburg Central School District GO, FGIC Insured,
     4.60%, 8/15/17 .......................................................................    1,045,000         1,116,718
     4.625%, 8/15/18 ......................................................................    1,155,000         1,228,516
     4.625%, 8/15/19 ......................................................................    1,210,000         1,281,511


                                                              Annual Report | 23



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Middleburg Central School District GO, FGIC Insured, (cont.)
     4.75%, 8/15/20 .......................................................................  $ 1,270,000    $    1,340,168
     4.75%, 8/15/21 .......................................................................    1,330,000         1,397,511
  Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%, 2/01/24 ......    1,285,000         1,332,160
  Monroe County Water Authority Water Revenue,
     5.15%, 8/01/22 .......................................................................    1,000,000         1,082,210
     5.25%, 8/01/36 .......................................................................    2,250,000         2,426,040
  MTA Commuter Facilities Revenue,
     Series 8, 5.50%, 7/01/21 .............................................................    5,000,000         6,045,950
     Series A, 6.00%, 7/01/24 .............................................................    5,575,000         6,762,810
     Series A, 5.25%, 7/01/28 .............................................................   18,300,000        21,577,713
     Series A, 6.125%, 7/01/29 ............................................................    9,625,000        11,743,751
     Series A, FGIC Insured, 5.25%, 7/01/28 ...............................................    8,655,000        10,205,197
     Series A, MBIA Insured, Pre-Refunded, 5.625%, 7/01/27 ................................   10,000,000        11,728,500
     Series A, Pre-Refunded, 6.50%, 7/01/24 ...............................................   35,620,000        38,258,017
     Series C-1, FGIC Insured, 5.375%, 7/01/27 ............................................   19,100,000        22,494,834
     Series R, 5.50%, 7/01/17 .............................................................    2,000,000         2,433,000
  MTA New York Dedicated Tax Fund Revenue, Series A,
     FGIC Insured, 5.00%, 11/15/25 ........................................................   22,010,000        23,353,270
     FGIC Insured, 6.00%, 4/01/30 .........................................................   27,260,000        33,154,157
     FGIC Insured, 5.00%, 11/15/31 ........................................................   39,685,000        41,662,900
     FSA Insured, 5.00%, 11/15/28 .........................................................   41,575,000        44,112,322
     FSA Insured, 5.00%, 4/01/29 ..........................................................   25,800,000        30,154,782
     MBIA Insured, Prerefunded, 5.25%, 4/01/26 ............................................   20,500,000        24,131,165
     Refunding, 5.00%, 11/15/30 ...........................................................   37,000,000        38,525,880
  MTA New York Service Contract Revenue, Series B,
     5.375%, 1/01/30 ......................................................................   50,000,000        53,768,500
     MBIA Insured, 5.00%, 1/01/31 .........................................................   22,290,000        23,468,472
  MTA Revenue,
     Dedicated Tax Fund, Series A, FSA Insued, 5.00%, 11/15/32 ............................   10,000,000        10,546,500
     Refunding, Series A, FSA Insured, 5.00%, 11/15/30 ....................................   43,980,000        46,418,251
     Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 ..................................   15,000,000        16,072,500
  MTA Transit Facilities Revenue, Series A,
     6.00%, 7/01/24 .......................................................................    7,000,000         8,491,420
     6.125%, 7/01/29 ......................................................................   11,595,000        14,147,407
     FSA Insured, Pre-Refunded, 6.10%, 7/01/21 ............................................   15,000,000        17,441,550
     FSA Insured, Pre-Refunded, 5.50%, 7/01/22 ............................................   16,170,000        18,986,814
     MBIA Insured, Pre-Refunded, 5.625%, 7/01/25 ..........................................    8,000,000         9,343,040
     Pre-Refunded, 5.625%, 7/01/27 ........................................................   14,440,000        17,042,232
  MTA Transportation Revenue,
     5.25%, 11/15/31 ......................................................................   15,000,000        15,988,500
     Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ...................................   34,000,000        36,786,980
  Nassau County Interim Finance Authority Revenue, Series A, AMBAC Insured,
     4.75%, 11/15/23 ......................................................................    5,000,000         5,239,150
  Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
     6.50%, 7/15/27 .......................................................................   15,000,000        15,142,950
  Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
     FSA Insured,
      5.75%, 8/01/29 ......................................................................   36,040,000        41,250,663


 24 | Annual Report



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City GO,
     6.125%, 8/01/25 ......................................................................  $ 4,940,000    $    5,441,953
     Refunding, Series A, 5.50%, 5/15/24 ..................................................   10,000,000        10,639,500
     Refunding, Series A, FSA Insured, 6.00%, 5/15/30 .....................................    6,250,000         7,293,063
     Refunding, Series F, 5.875%, 8/01/24 .................................................    7,000,000         7,475,860
     Refunding, Series H, Pre-Refunded, 6.125%, 8/01/25 ...................................       60,000            70,907
     Series A, 6.25%, 8/01/17 .............................................................      445,000           503,566
     Series A, Pre-Refunded, 6.25%, 8/01/17 ...............................................    2,230,000         2,593,445
     Series A-1, 6.625%, 8/01/25 ..........................................................   13,360,000        15,035,745
     Series A-1, Pre-Refunded, 6.625%, 8/01/25 ............................................    3,640,000         4,100,751
     Series B, 7.00%, 2/01/18 .............................................................       25,000            25,368
     Series B, Pre-Refunded, 6.00%, 8/15/26 ...............................................      915,000         1,060,201
     Series B, Sub Series B-1, Pre-Refunded, 7.00%, 8/15/16 ...............................    2,000,000         2,163,440
     Series B, Sub Series B-1, Pre-Refunded, 7.50%, 8/15/20 ...............................   10,000,000        10,876,600
     Series C, 7.00%, 2/01/12 .............................................................      705,000           710,661
     Series C, FSA Insured, 5.125%, 3/15/25 ...............................................    6,500,000         6,922,565
     Series D, 8.00%, 8/01/17 .............................................................        5,000             5,048
     Series D, 7.50%, 2/01/18 .............................................................        5,000             5,077
     Series D, 5.125%, 8/01/19 ............................................................    1,985,000         2,075,715
     Series D, 5.25%, 8/01/21 .............................................................   14,500,000        15,050,275
     Series D, 5.50%, 6/01/24 .............................................................   23,945,000        25,535,427
     Series D, FGIC Insured, 5.25%, 8/01/21 ...............................................    5,355,000         5,707,252
     Series F, Pre-Refunded, 6.625%, 2/15/25 ..............................................   11,240,000        12,365,236
     Series F, 5.30%, 1/15/26 .............................................................   45,000,000        46,890,000
     Series G, 6.00%, 10/15/26 ............................................................    9,815,000        10,614,432
     Series G, Pre-Refunded, 6.00%, 10/15/26 ..............................................       85,000           100,899
     Series H, 7.20%, 2/01/15 .............................................................        5,000             5,075
     Series H, FSA Insured, 5.375%, 8/01/27 ...............................................    8,510,000         9,033,535
     Series H, MBIA Insured, 5.125%, 8/01/25 ..............................................    4,000,000         4,186,880
     Series I, 6.25%, 4/15/27 .............................................................    3,275,000         3,635,119
     Series I, 5.00%, 3/01/29 .............................................................   10,000,000        10,169,000
     Series I, 5.00%, 3/01/30 .............................................................   23,785,000        24,186,967
     Series I, Pre-Refunded, 6.25%, 4/15/27 ...............................................    6,225,000         7,338,030
     Series K, Pre-Refunded, 6.25%, 4/01/26 ...............................................    9,000,000        10,356,300
  New York City HDC, MFMR,
     Refunding, Series A, FHA Insured, 6.55%, 10/01/15 ....................................   19,450,000        19,928,665
     Series A, FHA Insured, 6.55%, 4/01/18 ................................................   10,000,000        10,246,400
     Series A, FHA Insured, 6.60%, 4/01/30 ................................................   51,500,000        52,808,615
  New York City IDA, Civic Facility Revenue,
     College of New Rochelle, 5.80%, 9/01/26 ..............................................    1,500,000         1,627,185
     Institute of International Education Inc. Project, 5.25%, 9/01/21 ....................    1,530,000         1,674,294
     Institute of International Education Inc. Project, 5.25%, 9/01/31 ....................    5,235,000         5,614,276
     New York Blood Center Inc. Project, Pre-Refunded, 7.20%, 5/01/12 .....................    3,800,000         4,008,886
     New York Blood Center Inc. Project, Pre-Refunded, 7.25%, 5/01/22 .....................    7,000,000         7,391,230
     New York University Project, AMBAC Insured, 5.00%, 7/01/31 ...........................    8,000,000         8,400,640
     Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 .................    3,995,000         4,221,437


                                                              Annual Report | 25



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City Municipal Water Authority Revenue, Refunding, Series E, FGIC Insured,
     5.00%, 6/15/26 .......................................................................  $23,780,000    $   25,181,355
  New York City Municipal Water Finance Authority Revenue, Series B, 5.00%, 6/15/26 .......   25,000,000        26,298,750
  New York City Municipal Water Finance Authority Water and Sewer System Revenue,
     Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ...................................   34,175,000        36,503,343
     Series A, 5.75%, 6/15/30 .............................................................   41,190,000        46,835,913
     Series A, 5.25%, 6/15/33 .............................................................    7,000,000         7,471,940
     Series A, FGIC Insured, 5.75%, 6/15/31 ...............................................   19,315,000        22,019,100
     Series A, FGIC Insured, 5.50%, 6/15/32 ...............................................   11,655,000        12,773,647
     Series B, 5.75%, 6/15/26 .............................................................   24,455,000        27,415,033
     Series B, 6.10%, 6/15/31 .............................................................   21,005,000        25,483,476
     Series B, 6.00%, 6/15/33 .............................................................    6,040,000         7,289,555
     Series B, FGIC Insured, 5.125%, 6/15/30 ..............................................   12,500,000        13,071,125
     Series B, MBIA Insured, 5.50%, 6/15/27 ...............................................   32,620,000        35,800,450
     Series B, Pre-Refunded, 6.10%, 6/15/31 ...............................................    3,995,000         4,941,775
     Series B, Pre-Refunded, 6.00%, 6/15/33 ...............................................   10,260,000        12,625,751
  New York City Transitional Finance Authority Revenue, Future Tax Secured,
     Pre-Refunded, Series A, 5.125%, 8/15/21 ..............................................    5,820,000         6,665,471
     Refunding, Series B, AMBAC Insured, 5.00%, 5/01/30 ...................................    3,000,000         3,172,890
     Refunding, Series C, Pre-Refunded, 5.50%, 11/01/29 ...................................   13,660,000        16,331,213
     Refunding, Series C-A, 5.50%, 11/01/24 ...............................................   16,800,000        18,456,480
     Series A, 5.125%, 8/15/21 ............................................................    9,115,000         9,667,734
     Series A, 5.00%, 8/15/27 .............................................................      770,000           798,390
     Series A, 6.00%, 8/15/29 .............................................................   29,000,000        35,452,790
     Series A, 5.25%, 5/01/31 .............................................................   27,005,000        28,820,276
     Series A, FGIC Insured, 5.00%, 5/01/28 ...............................................   16,065,000        16,910,662
     Series A, Pre-Refunded, 5.625%, 2/15/26 ..............................................   20,000,000        23,959,600
     Series A, Pre-Refunded, 5.00%, 8/15/27 ...............................................   21,145,000        24,110,375
     Series B, 6.00%, 11/15/29 ............................................................   15,000,000        18,422,700
     Series B, 5.00%, 5/01/30 .............................................................    7,520,000         7,870,131
     Series C, 5.50%, 5/01/25 .............................................................    5,570,000         6,095,808
     Series C, 5.00%, 5/01/26 .............................................................    3,680,000         3,834,229
     Series C, 5.00%, 5/01/29 .............................................................    5,215,000         5,446,807
     Series C, MBIA Insured, 5.00%, 5/01/29 ...............................................    1,365,000         1,435,161
     Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 .................................    2,270,000         2,636,128
     Series C, Pre-Refunded, 5.50%, 5/01/25 ...............................................    4,430,000         5,266,517
     Series C, Pre-Refunded, 5.00%, 5/01/26 ...............................................      320,000           368,051
     Series C, Pre-Refunded, 5.00%, 5/01/29 ...............................................    8,655,000        10,050,965
     Series D, Refunding, 5.00%, 2/01/31 ..................................................    7,500,000         7,850,550
     Series D, 5.00%, 2/01/27 .............................................................   62,025,000        65,173,389
     Series E, 5.00%, 2/01/24 .............................................................    7,000,000         7,406,280
     Series E, 5.00%, 2/01/25 .............................................................    5,000,000         5,273,950
     Series E, 5.00%, 2/01/27 .............................................................   10,000,000        10,507,600
     Series E, 5.00%, 2/01/33 .............................................................   18,035,000        18,877,956
  New York City Transportation Authority MTA, Triborough COP, Series A, AMBAC Insured,
     5.25%, 1/01/29 .......................................................................   79,840,000        85,360,138


26 | Annual Report



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York City Trust Cultural Resources Revenue, Museum of Modern Art 2001, Series D,
    AMBAC Insured, 5.125%, 7/01/31 ........................................................  $15,500,000    $   16,620,495
  New York IDA, Parking Facility Revenue, Royal Charter Presbyterian,
    FSA Insured, 5.25%, 12/15/32 ..........................................................    1,525,000         1,646,634
  New York State Commissioner General Services People of the State of New York
    Certificate of Lease Assignment,
     5.70%, 3/01/29 .......................................................................   72,062,044        75,080,002
     5.75%, 3/01/29 .......................................................................   35,964,486        37,572,818
  New York State COP, Hanson Redevelopment Project, 8.375%, 5/01/08 .......................   15,245,000        17,971,721
  New York State Dormitory Authority Lease Revenue,
     Court Facilities, 6.00%, 5/15/39 .....................................................   58,245,000        65,239,060
     State University Dormitory Facilities, 5.00%, 7/01/32 ................................    5,500,000         5,736,170
     State University Dormitory Facilities, FGIC Insured, 5.50%, 7/01/27 ..................    2,000,000         2,202,320
     State University Dormitory Facilities, FGIC Insured, 5.10%, 7/01/31 ..................    7,700,000         8,153,992
     State University Dormitory Facilities, Series A, 6.00%, 7/01/30 ......................    5,750,000         6,684,893
     State University Dormitory Facilities, Series B, MBIA Insured, 5.125%, 7/01/28 .......    4,800,000         5,091,600
     State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/19 ........    5,090,000         5,713,576
     State University Dormitory Facilities, Series C, MBIA Insured, 5.50%, 7/01/29 ........    9,250,000        10,227,540
  New York State Dormitory Authority Revenue,
     5.00%, 7/01/28 .......................................................................    5,000,000         5,237,800
     Bishop Henry B. Hucles Nursing Home, 6.00%, 7/01/24 ..................................    2,545,000         2,695,511
     Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 ....................................    4,730,000         4,925,302
     City University Consolidated, FGIC Insured, 5.25%, 7/01/25 ...........................    4,100,000         4,419,882
     City University Consolidated, Refunding, FGIC Insured, 5.375%, 7/01/24 ...............   14,300,000        16,681,522
     City University System Consolidated, Second General, Refunding,
       Series A, 6.00%, 7/01/17 ...........................................................   10,215,000        11,454,488
     City University System Consolidated, Series 1, MBIA Insured, 5.125%, 7/01/27 .........    6,680,000         7,719,742
     City University System Consolidated, Series C, 7.50%, 7/01/10 ........................   14,900,000        18,253,394
     City University System Consolidated, Series D, 7.00%, 7/01/09 ........................    3,430,000         4,008,195
     City University System Consolidated, Third General, Refunding,
       Series A, 6.00%, 7/01/16 ...........................................................   23,185,000        25,998,268
     City University System Consolidated, Fourth General, Series A, 5.25%, 7/01/31 ........   12,000,000        13,934,400
     City University System Consolidated, Fourth General, Series A, FGIC Insured,
       5.25%, 7/01/30 .....................................................................   20,705,000        24,331,895
     City University System Consolidated, Third General, Series 1, FSA Insured,
       5.50%, 7/01/29 .....................................................................   38,375,000        45,802,098
     City University System, FSA Insured, 5.375%, 7/01/24 .................................    5,000,000         5,832,700
     City University System, Series 2, 6.00%, 7/01/26 .....................................    6,020,000         6,981,815
     City University System, Third General, 6.00%, 7/01/20 ................................   13,000,000        15,077,010
     City University System, Third General, Residence 2, 6.20%, 7/01/22 ...................    8,565,000         9,984,906
     City University System, Third General, Residence 2, Pre-Refunded, 6.20%, 7/01/22 .....   19,990,000        23,270,759
     Concord Nursing Home Inc., 6.50%, 7/01/29 ............................................    2,500,000         2,790,875
     Department of Health, 6.625%, 7/01/15 ................................................      760,000           850,326
     Department of Health, 6.20%, 7/01/17 .................................................    7,650,000         8,178,156
     Department of Health, Pre-Refunded, 6.625%, 7/01/15 ..................................    4,595,000         5,211,373
     Department of Health, Rosewell Park Cancer Center, Pre-Refunded, 6.625%, 7/01/24 .....    9,175,000        10,405,735
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ........    4,000,000         4,358,040
     FHA, Insured Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .........    5,500,000         5,805,690
     FGIC Insured, 5.125%, 5/15/31 ........................................................   45,000,000        53,226,900
     Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%, 7/01/24 .......    5,000,000         5,451,400
     Heritage House Nursing Center, 7.00%, 8/01/31 ........................................    2,215,000         2,235,755
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/27 ............................    6,020,000         6,441,099


                                                              Annual Report | 27



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenue, (cont.)
     Insured, Fordham University, FGIC Insured, 5.00%, 7/01/32 ............................  $ 5,235,000    $    5,544,074
     Interfaith Medical Center, Series D, 5.40%, 2/15/28 ..................................   14,000,000        14,709,660
     Ithaca College, AMBAC Insured, 5.25%, 7/01/26 ........................................    2,000,000         2,133,360
     Long Island University, Asset Guaranteed, 5.125%, 9/01/23 ............................    1,800,000         1,917,450
     Long Island University, Asset Guaranteed, 5.25%, 9/01/28 .............................    1,500,000         1,602,195
     Long Island University, Pre-Refunded, 6.25%, 9/01/23 .................................    5,495,000         6,223,088
     Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, 6.00%, 2/15/25 ....................................................    6,100,000         7,042,450
     Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, 6.00%, 2/15/30 ....................................................    4,865,000         5,597,766
     Mental Health Services Facilities Improvement, Series B,
          MBIA Insured, 5.25%, 8/15/31 ....................................................   10,000,000        10,728,400
     Mental Health Services Facilities Improvement, Series D,
          FSA Insured, 5.50%, 2/15/21 .....................................................    1,135,000         1,265,264
     Mental Health Services Facilities Improvement, Series D,
          FSA Insured, 5.50%, 8/15/21 .....................................................    2,315,000         2,580,693
     Mental Health Services Facilities Improvement, Series D,
          FSA Insured, 5.25%, 8/15/30 .....................................................    5,000,000         5,345,300
     Mental Health Services Facilities Improvement, Series D,
          MBIA Insured, 5.00%, 8/15/17 ....................................................   23,000,000        24,931,540
     Mental Health Services Facilities, Refunding, 6.00%, 8/15/21 .........................    1,785,000         2,006,322
     Mental Health Services Facilities, Series A, 5.75%, 8/15/22 ..........................    1,390,000         1,529,612
     Mental Health Services Facilities, Series A, 5.75%, 2/15/27 ..........................    9,370,000        10,276,641
     Mental Health Services, Series B, 5.75%, 8/15/12 .....................................    2,155,000         2,440,107
     Mental Health Services, Series B, Pre-Refunded, 5.75%, 8/15/12 .......................       10,000            11,594
     New School University, MBIA Insured, 5.00%, 7/01/31 ..................................    2,500,000         2,625,200
     New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 ......................    4,900,000         5,311,208
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 .........................    3,500,000         3,709,650
     New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 .........................    5,000,000         5,250,400
     Nursing Home, Arden Hill, FHA Insured, Pre-Refunded, 5.85%, 8/01/26 ..................    4,455,000         5,145,258
     Nursing Home, Center for Nursing, FHA Insured, 5.55%, 8/01/37 ........................    8,435,000         8,939,582
     Nursing Home, St. John's Health Care Corp., Refunding, FHA Insured,
          6.25%, 2/01/36 ..................................................................   33,065,000        36,274,950
     Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ............................    2,000,000         2,220,740
     Our Lady of Mercy, Mortgage Revenue, FHA Insured, 6.30%, 8/01/32 .....................    5,565,000         5,666,561
     Pace University, Refunding, MBIA Insured, 5.75%, 7/01/26 .............................    2,000,000         2,236,660
     Rockefeller University, Series A1, 5.00%, 7/01/32 ....................................   11,500,000        12,143,425
     School District Financing Program, Series A, MBIA Insured, 5.00%, 4/01/31 ............    9,500,000        10,035,800
     Second Hospital, St. Clare's Hospital, Series B, 5.40%, 2/15/25 ......................    6,500,000         6,843,655
     St. Agnes Hospital, Series A, 5.40%, 2/15/25 .........................................    2,000,000         2,105,740
     St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 .........................    1,000,000         1,082,390
     St. Johns University, MBIA Insured, 5.25%, 7/01/25 ...................................    5,770,000         6,228,080
     St. Johns University, Series A, MBIA Insured, 5.25%, 7/01/25 .........................    5,310,000         5,787,210
     St. Lukes Home Residential Health, Series A, FHA Insured, 6.375%, 8/01/35 ............    5,200,000         5,645,380
     State Rehabilitation Association, Series A, AMBAC Insured, 5.00%, 7/01/23 ............    1,725,000         1,862,379
     State University Adult Facility, Series B, 5.375%, 5/15/23 ...........................    9,500,000        11,291,605
     State University Educational Facilities, 5.125%, 5/15/21 .............................   12,090,000        12,737,903
     State University Educational Facilities, Pre-Refunded, 5.125%, 5/15/21 ...............    2,910,000         3,367,132
     State University Educational Facilities, Refunding, 5.00%, 5/15/17 ...................    3,600,000         3,834,720
     Teachers College, MBIA Insured, 5.00%, 7/01/22 .......................................    2,885,000         3,109,511
     Teachers College, MBIA Insured, 5.00%, 7/01/32 .......................................    6,000,000         6,331,080
     The Highlands Living, FHA Insured, 6.60%, 2/01/34 ....................................    3,490,000         3,731,334
     Upstate Community Colleges, Series A, 5.00%, 7/01/19 .................................    7,230,000         7,713,470
     Upstate Community Colleges, Series A, 6.00%, 7/01/22 .................................    7,000,000         7,915,040

28 | Annual Report



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Dormitory Authority Revenue, (cont.)
     Upstate Community Colleges, Series A, 5.00%, 7/01/27 .................................  $ 3,720,000    $    3,875,347
     Upstate Community Colleges, Series A, 5.00%, 7/01/28 .................................   25,675,000        26,615,219
     Upstate Community Colleges, Series A, 5.00%, 7/01/31 .................................    7,365,000         7,648,332
     Upstate Community Colleges, Series A, Pre-Refunded, 6.125%, 7/01/27 ..................   11,845,000        14,121,017
     W.K. Nursing Home Corp, FHA Insured, 6.05%, 2/01/26 ..................................    6,800,000         7,463,680
  New York State Energy Research and Development Authority Electric Facilities Revenue,
     Consolidated Edison Project, Refunding, Series A, 6.10%, 8/15/20 .....................   11,820,000        12,654,492
  New York State Energy Research and Development Authority PCR, Niagara Mohawk
     Power Project,
     Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ..................................   20,000,000        21,350,000
  New York State Environmental Facilities Corp. PCR, State Water, Series E,
     6.875%, 6/15/14 ......................................................................    1,190,000         1,272,741
     Pre-Refunded, 6.875%, 6/15/14 ........................................................    1,810,000         1,946,601
  New York State Environmental Facilities Corp. State Clean Water and Drinking Revenue,
     Revolving Funds
     Pooled Financing, Series B, 5.25%, 5/15/31 ...........................................    9,595,000        10,276,245
     Series C, 5.25%, 6/15/31 .............................................................   37,600,000        40,426,392
  New York State Government Assistance Corp., Refunding, Series B, MBIA Insured,
     4.875%, 4/01/20 ......................................................................    4,080,000         4,281,552
  New York State HFA, Service Contract Obligation Revenue,
     6.375%, 9/15/15 ......................................................................      570,000           640,036
     Refunding, Series C, 6.125%, 3/15/20 .................................................   91,910,000        94,914,538
     Refunding, Series C, 6.00%, 9/15/21 ..................................................   19,310,000        19,928,886
     Series A, 6.50%, 3/15/24 .............................................................      330,000           357,093
     Series A, 6.50%, 3/15/25 .............................................................      860,000           969,100
     Series A, 6.00%, 3/15/26 .............................................................      970,000         1,095,120
     Series A, Pre-Refunded, 6.375%, 9/15/15 ..............................................    4,430,000         5,271,301
     Series A, Pre-Refunded, 6.50%, 3/15/24 ...............................................   28,000,000        30,525,880
     Series A, Pre-Refunded, 6.50%, 3/15/25 ...............................................   10,410,000        11,880,621
     Series A, Pre-Refunded, 6.00%, 3/15/26 ...............................................   15,755,000        18,388,133
     Series C, 6.30%, 3/15/22 .............................................................    1,950,000         1,996,566
     Series C, 5.50%, 3/15/25 .............................................................   17,015,000        18,109,915
     Series C, Pre-Refunded, 6.125%, 3/15/20 ..............................................    7,850,000         8,118,784
  New York State HFAR,
     5.00%, 3/15/33 .......................................................................    7,000,000         7,319,130
     Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ............................    5,015,000         5,022,021
     Health Facilities of New York City, Refunding, Series A, 6.00%, 11/01/08 .............    2,400,000         2,659,056
     Health Facilities of New York City, Series A, 6.00%, 5/01/07 .........................   11,200,000        12,546,688
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%, 11/01/15 ..........   25,100,000        27,540,975
     Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%, 11/01/20 .........   30,320,000        33,220,714
     MFHR, Second Mortgage, Series A, 7.00%, 8/15/23 ......................................    4,215,000         4,220,480
     MFHR, Second Mortgage, Series C, 6.60%, 8/15/27 ......................................    5,500,000         5,758,995
     MFHR, Second Mortgage, Series D, 6.25%, 8/15/23 ......................................    2,500,000         2,530,950
     MFHR, Second Mortgage, Series E, 6.75%, 8/15/25 ......................................    6,475,000         6,554,643
     MFMR, Refunding, Series C, FHA Insured, 6.45%, 8/15/14 ...............................    1,000,000         1,012,190
     MFMR, Series A, FHA Insured, 7.00%, 8/15/22 ..........................................    4,680,000         4,736,441
     MFMR, Series B, AMBAC Insured, 6.25%, 8/15/14 ........................................    2,295,000         2,407,248


                                                              Annual Report | 29



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State HFAR, (cont.)
     MFMR, Series B, AMBAC Insured, 6.35%, 8/15/23 ........................................  $30,600,000    $   31,845,114
     MFMR, Series C, FHA Insured, 6.50%, 8/15/24 ..........................................    6,870,000         6,952,715
  New York State Local Government Assistance Corp. Revenue Series A, 6.00%, 4/01/24 .......   11,200,000        12,423,488
  New York State Medical Care Facilities Finance Agency Revenue,
     Beth Israel Medical Center Project, Refunding, Series A, 7.20%, 11/01/14 .............    9,145,000         8,977,281
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
          6.25%, 2/15/25 ..................................................................    2,635,000         2,880,424
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series B, FHA Insured,
          6.25%, 2/15/35 ..................................................................    4,745,000         5,186,949
     Hospital and Nursing Home, Mortgage Revenue, Refunding, Series C, FHA Insured,
          6.375%, 8/15/29 .................................................................   63,365,000        67,446,340
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.30%, 8/15/23 ...    9,000,000         9,257,400
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.25%, 2/15/27 ...   12,235,000        12,648,421
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.20%, 2/15/28 ...   26,910,000        29,382,491
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.375%, 8/15/33 ..    7,940,000         8,168,116
     Hospital and Nursing Home, Mortgage Revenue, Series A, FHA Insured, 6.50%, 2/15/34 ...    9,955,000        10,389,536
     Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured, 6.20%, 8/15/23 ...   21,540,000        23,644,458
     Hospital and Nursing, Series C, FHA Insured, 6.65%, 8/15/32 ..........................    2,820,000         2,874,426
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.375%, 8/15/24 ....    5,765,000         6,250,355
     The Hospital for Special Surgery Revenue, Series A, Pre-Refunded, 6.45%, 8/15/34 .....   36,650,000        39,768,182
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.80%, 8/15/24 .............    3,200,000         3,572,704
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.50%, 8/15/29 .............    5,125,000         5,696,079
     Hospital Mortgage, Series A, AMBAC Insured, Pre-Refunded, 6.90%, 8/15/34 .............   31,210,000        34,897,149
     Huntington Hospital Mortgage, Project A, Refunding, 6.50%, 11/01/14 ..................    5,500,000         6,026,295
     Medina Memorial Hospital Project, Series A, 7.30%, 5/01/11 ...........................    2,075,000         2,105,399
     Mortgage Revenue Project, Series A, FHA Insured, 6.50%, 2/15/35 ......................    3,800,000         4,143,824
     Mortgage Revenue Project, Series B , 6.60%, 8/15/34 ..................................   23,775,000        25,222,898
     Mortgage Revenue Project, Series B, FHA Insured, 6.15%, 2/15/35 ......................    2,200,000         2,356,706
     Mortgage Revenue Project, Series C, FHA Insured, 6.375%, 8/15/29 .....................   10,200,000        10,761,204
     Mortgage Revenue Project, Series D, FHA Insured, 6.20%, 2/15/35 ......................    6,250,000         6,814,250
     Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 .....................   13,200,000        14,464,428
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.30%, 8/15/25 ........   16,400,000        18,573,984
     Mortgage Revenue Project, Series F, FHA Insured, Pre-Refunded, 6.375%, 8/15/34 .......   21,050,000        23,874,489
     Second Mortgage, Health Care Project Revenue, Series B, 6.35%, 11/01/14 ..............    1,410,000         1,449,522
     Secured Hospital Revenue, Series A, 6.25%, 2/15/24 ...................................   16,770,000        17,469,644
     Security Mortgage Program Revenue, Adult Day Care, 6.375%, 11/15/20 ..................   18,930,000        20,224,055
     Series A, FHA Insured, Pre-Refunded, 6.125%, 2/15/15 .................................    1,180,000         1,351,360
     Series A, FHA Insured, 6.125%, 2/15/15 ...............................................    5,235,000         5,628,463
     Series A, FHA Insured, 7.45%, 8/15/31 ................................................   16,430,000        16,631,103
  New York State Mortgage Agency Revenue, Homeowners Mortgage,
     Series 51, 6.40%, 10/01/17 ...........................................................    9,945,000        10,494,859
     Series 57, 6.25%, 10/01/15 ...........................................................   10,000,000        10,662,400
     Series 57, 6.30%, 10/01/17 ...........................................................    7,330,000         7,799,780
     Series 57, 6.375%, 10/01/27 ..........................................................    8,590,000         9,105,400
     Series 61, 5.90%, 4/01/27 ............................................................    4,040,000         4,256,504
  New York State MTA Revenue, Refunding, AMBAC Insured, 5.25%, 7/01/31 ....................   50,000,000        53,965,000


30 | Annual Report



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  New York State Municipal Bond Bank Agency Program Revenue, Buffalo, Series A,
    AMBAC Insured, 5.25%, 5/15/31 .........................................................  $ 4,145,000    $    4,439,295
  New York State Power Authority Revenue, Series A, 5.25%,
     11/15/30 .............................................................................    2,000,000         2,146,280
     11/15/40 .............................................................................    9,000,000         9,569,160
  New York State Thruway Authority Highway and Bridge Trust Fund, Refunding, Series C,
    AMBAC Insured, 5.00%,
     4/01/19 ..............................................................................   20,000,000        21,988,800
     4/01/20 ..............................................................................   18,835,000        20,529,962
  New York State Thruway Authority Revenue, State Personal Income Tax, Transportation,
     Series A,
     5.00%, 3/15/22 .......................................................................   14,270,000        15,338,823
  New York State Thruway Authority Service Contract Revenue, Local Highway and Bridge,
     5.75%, 4/01/19 .......................................................................   30,000,000        34,181,100
  AMBAC Insured, 5.375%, 4/01/19 ..........................................................   10,555,000        11,843,660
     Pre-Refunded, 6.25%, 4/01/14 .........................................................   23,970,000        26,696,588
  New York State Tollway Authority General Revenue,
     Refunding, Series E, FGIC Insured, 5.00%, 1/01/25 ....................................    6,500,000         6,806,670
     Series D, 5.25%, 1/01/21 .............................................................   41,675,000        44,155,079
     Series D, 5.375%, 1/01/27 ............................................................   10,975,000        11,625,379
  New York State Tollway Authority Highway and Bridge Trust Fund Revenue,
     Series A, FGIC Insured, 5.00%, 4/01/17 ...............................................    9,000,000         9,754,200
     Series A, FGIC Insured, 5.00%, 4/01/20 ...............................................    2,500,000         2,719,925
     Series A, FGIC Insured, 5.00%, 4/01/21 ...............................................    2,500,000         2,704,025
     Series B, MBIA Insured, 4.75%, 4/01/18 ...............................................   12,465,000        13,404,113
     Series B, MBIA Insured, 4.875%, 4/01/19 ..............................................   10,290,000        11,095,501
     Series B, MBIA Insured, 4.90%, 4/01/20 ...............................................   10,000,000        10,711,900
     Series B-1, FGIC Insured, 5.75%, 4/01/15 .............................................    2,000,000         2,357,460
     Series B-1, FGIC Insured, 5.75%, 4/01/16 .............................................    2,000,000         2,341,240
  New York State Urban Development Corp. Revenue,
     Cornell Center Project, 6.00%, 1/01/14 ...............................................    4,500,000         4,606,515
     Correctional Capital Facilities, Series 7, 5.70%, 1/01/16 ............................    3,000,000         3,375,690
     Correctional Capital Facilities, Series 7, Pre-Refunded, 5.70%, 1/01/27 ..............   10,000,000        11,569,800
     Correctional Facilities Service Contract, Series A, 5.00%, 1/01/28 ...................   14,000,000        15,045,101
     Correctional Facilities Service Contract, Series A, MBIA Insured, 5.00%, 1/01/18 .....   12,000,000        12,938,160
     Correctional Facilities Service Contract, Series B, 5.00%, 1/01/25 ...................   21,055,000        23,362,393
     Correctional Facilities Service Contract, Series C, AMBAC Insured, Pre-Refunded,
       6.00%, 1/01/29 .....................................................................   34,135,000        41,147,353
     Correctional Facilities Service Contract, Series D, FSA Insured, 5.25%, 1/01/30 ......   10,000,000        11,691,400
     Onondaga County Convention Project, Refunding, 6.25%, 1/01/20 ........................   28,325,000        31,838,716
     Personal Income Tax, Series C-1, 5.00%, 3/15/25 ......................................    3,225,000         3,364,223
     Personal Income Tax, State Facilities, Series A, 5.25%, 3/15/32 ......................   20,000,000        21,195,800
     Youth Facilities, 6.00%, 4/01/15 .....................................................    8,500,000         9,428,540
  Niagara Falls City School District COP, High School Facilities, 5.375%, 6/15/28 .........    5,000,000         5,290,400
  Oneida-Herkimer Solid Waste Management Authority Solid Waste Systems Revenue,
     6.75%, 4/01/14 .......................................................................      655,000           670,956
     Refunding, 6.65%, 4/01/05 ............................................................    1,115,000         1,142,005
  Otsego County IDA, Civic Facility Revenue, Hartwick College Project,
     Series A, 5.50%, 7/01/19 .............................................................    3,400,000         4,036,718


                                                              Annual Report | 31


Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Port Authority of New York and New Jersey Revenue, Delta Air Lines Special Project,
     Series 1,
     6.95%, 6/01/08 .......................................................................  $17,000,000    $   17,130,050
  Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue,
     Series Y,
     5.00%, 7/01/36 .......................................................................    4,000,000         4,131,880
     5.50%, 7/01/36 .......................................................................   10,000,000        10,866,300
  Puerto Rico Commonwealth Highway and Transportation Authority Transportation Revenue,
     Series A, 5.00%, 7/01/38 .............................................................   12,000,000        12,206,880
  Puerto Rico Commonwealth Urban Renewal and Housing Corp. Revenue, Commonwealth
     Appropriation, Refunding, 7.875%, 10/01/04 ...........................................    2,805,000         2,830,666
  Puerto Rico Municipal Finance Agency Revenue, Series A, Pre-Refunded, 6.50%, 7/01/19 ....   11,000,000        11,802,230
  Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Series A,
     MBIA Insured,
     5.00%, 8/01/31 .......................................................................    4,000,000         4,221,720
  Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer
     County Nursing Home
     Series A, 6.90%, 6/01/24 .............................................................   10,000,000        10,378,900
     Series B, 6.90%, 6/01/24 .............................................................    3,345,000         3,471,742
  St. Lawrence County IDA, Civic Facility Revenue, Clarkson University Project,
     Series A,
     5.50%, 7/01/29 .......................................................................    6,000,000         6,400,920
  Suffolk County Judicial Facilities Agency Service Agreement Revenue,
     John P. Cohalan Complex,
     AMBAC Insured, 5.00%, 4/15/16 ........................................................    2,720,000         2,985,717
  Sunnybrook Elderly Housing Corp. Mortgage Revenue, Sunnybrook Apartments Project,
     11.25%, 12/01/14 .....................................................................    1,105,000         1,156,836
  Syracuse IDA, Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
     5.25%, 1/01/16 .......................................................................    4,000,000         2,000,000
     5.375%, 1/01/23 ......................................................................    4,760,000         2,380,000
  Tompkins County IDAR, Civic Facility, Cornell University, 5.75%, 7/01/30 ................    7,510,000         9,130,207
  Triborough Bridge and Tunnel Authority New York Revenues, General Purpose,
     AMBAC Isured, 5.00%, 11/15/28 ........................................................   15,000,000        15,993,000
     Refunding, Series B, 5.00%, 11/15/24 .................................................   16,000,000        16,976,480
     Refunding, Series B, 5.00%, 11/15/25 .................................................   33,810,000        35,900,472
     Refunding, Series B, 5.125%, 11/15/29 ................................................   17,175,000        18,210,481
     Refunding, MBIA Insured, 5.00%, 11/15/26 .............................................   10,000,000        10,658,500
     Series A, 5.00%, 1/01/27 .............................................................   42,500,000        44,831,550
     Series A, 5.125%, 1/01/31 ............................................................   24,310,000        25,752,799
     Series A, 5.00%, 1/01/32 .............................................................   40,450,000        42,166,698
     Series A, MBIA Insured, 5.00%, 1/01/32 ...............................................    9,000,000         9,507,060
     Series B, 5.20%, 1/01/27 .............................................................   15,000,000        17,278,950
     Series B, 5.50%, 1/01/30 .............................................................   32,185,000        37,679,945
     Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 .................................    4,110,000         4,734,432
  TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1, 6.25%,
     7/15/27 ..............................................................................   35,000,000        34,824,300
     7/15/34 ..............................................................................   40,000,000        38,258,000
  Utica IDA, Civic Facility Revenue,
     5.40%, 7/15/30 .......................................................................    1,000,000         1,092,500
     Series A, 5.50%, 7/15/29 .............................................................    9,915,000        10,824,503
  Virgin Islands PFAR, senior lien, Fund Loan Notes, Refunding, Series A, 5.50%,
     10/01/15 .............................................................................    2,500,000         2,664,875
     10/01/18 .............................................................................    2,500,000         2,639,200


32 | Annual Report



Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)


--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  Warren and Washington Counties IDAR, Adirondack Resource Recovery Project, Refunding,
 Series A, 7.90%, 12/15/07 ................................................................  $24,420,000    $   24,400,708
  Westchester Tobacco Asset Securitization Corp. Revenue, Capital Appreciation,
     6.75%, 7/15/29 .......................................................................   15,000,000        15,345,900
  Yonkers GO, Series A, 9.20%,
     2/01/04 ..............................................................................    1,095,000         1,148,337
     2/01/05 ..............................................................................    1,095,000         1,229,258
--------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS (COST $4,647,399,251) .......................................................                  5,118,566,562
--------------------------------------------------------------------------------------------------------------------------
  ZERO COUPON BONDS/STEP-UP BONDS 1.8%
  MTA Service Contract Revenue,
     Commuter Facilities, Refunding, Series 7, 7/01/10 ....................................    7,500,000         6,105,000
     Commuter Facilities, Refunding, Series 7, 7/01/11 ....................................    7,590,000         5,892,345
     Commuter Facilities, Refunding, Series 7, 7/01/13 ....................................    2,065,000         1,460,141
     Transit Facilities, Refunding, Series 7, 7/01/09 .....................................   13,125,000        11,198,644
     Transit Facilities, Refunding, Series 7, 7/01/10 .....................................    9,000,000         7,326,000
     Transit Facilities, Refunding, Series 7, 7/01/12 .....................................   15,380,000        11,437,798
     Transit Facilities, Refunding, Series 7, 7/01/13 .....................................    7,935,000         5,610,759
  New York City GO,
     Capital Appreciation, Series A-2, 8/01/10 ............................................    2,690,000         2,077,810
     Citysavers, Series B, 8/01/09 ........................................................    8,875,000         7,211,026
     Citysavers, Series B, 6/01/12 ........................................................    1,030,000           774,828
     Citysavers, Series B, 12/01/12 .......................................................    1,030,000           759,594
     Citysavers, Series B, 6/01/13 ........................................................    1,030,000           735,245
     Citysavers, Series B, 12/01/13 .......................................................    1,030,000           720,331
     Citysavers, Series B, 6/01/14 ........................................................    1,030,000           694,426
     Citysavers, Series B, 12/01/14 .......................................................    1,030,000           679,841
     Citysavers, Series B, 6/01/15 ........................................................    1,030,000           655,482
     Citysavers, Series B, 12/01/15 .......................................................    1,030,000           641,309
     Citysavers, Series B, 6/01/16 ........................................................    1,030,000           617,949
     Citysavers, Series B, 12/01/16 .......................................................    1,030,000           604,239
     Citysavers, Series B, 6/01/17 ........................................................    1,030,000           586,791
     Citysavers, Series B, 12/01/17 .......................................................    1,030,000           573,628
     Citysavers, Series B, 6/01/18 ........................................................    1,030,000           555,850
     Citysavers, Series B, 12/01/18 .......................................................    1,005,000           530,037
     Citysavers, Series B, 6/01/19 ........................................................    1,030,000           525,928
     Citysavers, Series B, 12/01/19 .......................................................    1,030,000           513,826
     Citysavers, Series B, 6/01/20 ........................................................   10,000,000         4,496,300
  Orangetown Housing Authority Facilities Revenue, Senior Housing Center Project,
     Refunding,
 MBIA Insured, 4/01/30 ....................................................................   21,170,000         5,383,531
  Triborough Bridge and Tunnel Authority Revenue, Convention Center Project,
     Series E, 1/01/12 ....................................................................   21,625,000        15,818,241
                                                                                                             -------------
  TOTAL ZERO COUPON BONDS/STEP-UP BONDS (COST $71,547,650) ................................                     94,186,899
                                                                                                             -------------
  TOTAL LONG TERM INVESTMENTS (COST $4,718,946,901) .......................................                  5,212,753,461
                                                                                                             -------------

                                                                  Annual Report | 33


Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2003 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------
                                                                                         PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS .7%
  New York City GO,
    aDaily VRDN and Put, 1.30%, 8/01/17 ...................................................  $ 4,400,000    $    4,400,000
    aRefunding, Series H, FSA Insured, Daily VRDN and Put, 1.25%, 8/01/19 .................    1,200,000         1,200,000
    aRefunding, Series H, Sub Series H-3, Daily VRDN and Put, 1.25%, 8/01/20 ..............    1,300,000         1,300,000
    aRefunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put, 1.25%, 8/01/21 .      300,000           300,000
    aSeries 8, Sub Series A-8, Daily VRDN and Put, 1.30%, 8/01/18 .........................    3,100,000         3,100,000
    aSeries B, Sub Series B-7, AMBAC Insured, Daily VRDN and Put, 1.30%, 8/15/18 ..........    3,600,000         3,600,000
    aSeries E-2, Daily VRDN and Put, 1.22%, 8/01/20 .......................................    3,500,000         3,500,000
    aSeries H, Sub Series H-3, Daily VRDN and Put, 1.25%, 8/01/23 .........................    5,400,000         5,400,000
    aSub Series A-10, Daily VRDN and Put, 1.22%, 8/01/16 ..................................    3,950,000         3,950,000
    aSub Series A-7, Daily VRDN and Put, 1.25%, 8/01/19 ...................................    1,800,000         1,800,000
    aSub Series A-7, Daily VRDN and Put, 1.25%, 8/01/20 ...................................      600,000           600,000
    aSub Series A-7, Daily VRDN and Put, 1.25%, 8/01/21 ...................................    3,400,000         3,400,000
    aSub Series B, Daily VRDN and Put, 1.22%, 8/15/18 .....................................    2,950,000         2,950,000
    aUnlimited, Series B, Sub Series B-4, Daily VRDN and Put, 1.30%, 8/15/23 ..............    1,700,000         1,700,000
                                                                                                            --------------
  TOTAL SHORT TERM INVESTMENTS (COST $37,200,000) .........................................                     37,200,000
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $4,756,146,901) 98.6% ...........................................                  5,249,953,461
  OTHER ASSETS, LESS LIABILITIES 1.4% .....................................................                     73,946,470
                                                                                                            --------------
  NET ASSETS 100.0% .......................................................................                 $5,323,899,931
                                                                                                            --------------


See glossary of terms on page 35.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


34 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

GLOSSARY OF TERMS

AMBAC    -   American Municipal Bond Assurance Corp.
COP      -   Certificate of Participation
FGIC     -   Financial Guaranty Insurance Co.
FHA      -   Federal Housing Authority/Agency
FSA      -   Financial Security Assistance
GO       -   General Obligation
HDC      -   Housing Development Corp.
HFA      -   Housing Finance Authority/Agency
HFAR     -   Housing Finance Authority/Agency Revenue
IDA      -   Industrial Development Authority/Agency
IDAR     -   Industrial Development Authority Revenue
MBIA     -   Municipal Bond Investors Assurance Corp.
MFHR     -   Multi-Family Housing Revenue
MFMR     -   Multi-Family Mortgage Revenue
MFR      -   Multi-Family Revenue
MTA      -   Metropolitan Transportation Authority
PCR      -   Pollution Control Revenue
PFAR     -   Public Financing Authority Revenue
VRDN     -   Variable Rate Demand Notes

                                                              Annual Report | 35

Franklin New York Tax-Free Income Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2003

Assets:
 Investments in securities:
    Cost .....................................................   $4,756,146,901
                                                                 --------------
    Value ....................................................    5,249,953,461
 Cash ........................................................           85,950
 Receivables:
    Capital shares sold ......................................        6,570,028
    Interest .................................................       77,125,543
                                                                 --------------
       Total assets ..........................................    5,333,734,982
Liabilities:
 Payables:
    Capital shares redeemed ..................................        4,467,298
    Affiliates ...............................................        2,999,681
    Shareholders .............................................        2,180,298
 Other liabilities ...........................................          187,774
                                                                 --------------
       Total liabilities .....................................        9,835,051
                                                                 --------------
         Net assets, at value ................................   $5,323,899,931
                                                                 --------------
Net assets consist of:
 Undistributed net investment income .........................   $    3,138,610
 Net unrealized appreciation (depreciation) ..................      493,806,560
 Accumulated net realized gain (loss) ........................      (26,702,108)
 Capital shares ..............................................    4,853,656,869
                                                                 --------------
         Net assets, at value ................................   $5,323,899,931
                                                                 --------------
CLASS A:
 Net assets, at value ........................................   $4,828,888,961
                                                                 --------------
 Shares outstanding ..........................................      395,030,749
                                                                 --------------
 Net asset value per sharea ..................................           $12.22
                                                                 --------------
 Maximum offering price per share
  (net asset value per share / 95.75%) .......................           $12.76
                                                                 --------------
CLASS B:
 Net assets, at value ........................................   $  233,767,395
                                                                 --------------
 Shares outstanding ..........................................       19,158,165
                                                                 --------------
 Net asset value and maximum offering price per sharea .......           $12.20
                                                                 --------------
CLASS C:
 Net assets, at value ........................................   $  242,965,229
                                                                 --------------
 Shares outstanding ..........................................       19,884,664
                                                                 --------------
 Net asset value per sharea ..................................           $12.22
                                                                 --------------
 Maximum offering price per share
  (net asset value per share / 99.00%) .......................           $12.34
                                                                 --------------
ADVISOR CLASS:
 Net assets, at value ........................................   $   18,278,346
                                                                 --------------
 Shares outstanding ..........................................        1,494,762
 Net asset value and maximum offering price per share ........           $12.23
                                                                 --------------

aRedemption price is equal to net asset value less any applicable contingent deferred sales charge.


36 | See notes to financial statements. | Annual Report

Franklin New York Tax-Free Income Fund

STATEMENT OF OPERATIONS
for the year ended May 31, 2003

Investment income:
 Interest ....................................................     $277,471,777
                                                                   ------------
Expenses:
 Management fees (Note 3) ....................................       23,455,688
 Distribution fees (Note 3)
  Class A ....................................................        3,976,906
  Class B ....................................................        1,284,789
  Class C ....................................................        1,401,827
 Transfer agent fees (Note 3) ................................        2,242,527
 Custodian fees ..............................................           50,924
 Reports to shareholders .....................................          193,716
 Registration and filing fees ................................           53,599
 Professional fees (Note 3) ..................................           98,389
 Directors' fees and expenses ................................           90,116
 Other .......................................................          322,915
                                                                   ------------
       Total expenses ........................................       33,171,396
                                                                   ------------
         Net investment income (loss) ........................      244,300,381
                                                                   ------------
 Realized and unrealized gains (losses):
 Net realized gain (loss) from investments ...................        5,006,383
 Net unrealized appreciation (depreciation) on investments ...      243,448,165
                                                                   ------------
Net realized and unrealized gain (loss) ......................      248,454,548
                                                                   ------------
Net increase (decrease) in net assets resulting from operations    $492,754,929
                                                                   ------------

                         Annual Report | See notes to financial statements. | 37

Franklin New York Tax-Free Income Fund

STATEMENT OF CHANGES IN NET ASSETS
for the years ended May 31, 2003 and 2002

                                                                                          --------------------------------
                                                                                               2003               2002
                                                                                          --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................    $  244,300,381    $  246,419,668
  Net realized gain (loss) from investments ..........................................         5,006,383        13,724,409
  Net unrealized appreciation (depreciation) on investments ..........................       243,448,165        (2,835,852)
                                                                                          --------------------------------
      Net increase (decrease) in net assets resulting from operations ................       492,754,929       257,308,225
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................................      (225,619,458)     (234,970,996)
   Class B ...........................................................................        (8,284,786)       (5,618,437)
   Class C ...........................................................................        (9,038,590)       (7,670,614)
 Advisor Class .......................................................................          (760,077)          (71,740)
                                                                                          --------------------------------
 Total distributions to shareholders .................................................      (243,702,911)     (248,331,787)
 Capital share transactions: (Note 2)
   Class A ...........................................................................        (8,374,738)      116,830,421
   Class B ...........................................................................        63,785,148        72,451,028
   Class C ...........................................................................        43,777,769        41,556,192
 Advisor Class .......................................................................         3,451,801        13,964,411
                                                                                          --------------------------------
 Total capital share transactions ....................................................       102,639,980       244,802,052
      Net increase (decrease) in net assets ..........................................       351,691,998       253,778,490
 Net assets
 Beginning of year....................................................................     4,972,207,933     4,718,429,443
                                                                                          --------------------------------
 End of year .........................................................................    $5,323,899,931    $4,972,207,933
                                                                                          ================================
Undistributed net investment income included in net assets:
 End of year .........................................................................    $    3,138,610      $  2,027,506
                                                                                          ================================


38 | See notes to financial statements.| Annual Report

Franklin New York Tax-Free Income Fund

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin New York Tax-Free Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City income taxes as is consistent with prudent investing, while seeking preservation of shareholders' capital.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation

Tax-free bonds generally trade in the over-the-counter market and are valued within the range of the latest quoted bid and asked prices. In the absence of a sale or reported bid and asked prices, information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities are used to determine the value of the security. The Fund may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions under procedures approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. Income Taxes

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its income.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on a yield to maturity basis. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report | 39

Franklin New York Tax-Free Income Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

e. Guarantees and Indemnifications

Under the Funds' organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. Additionally, in the normal course of business the Fund enters into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At May 31, 2003, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                       --------------------------------------------------------------
                                                               YEAR ENDED MAY 31,
                                       --------------------------------------------------------------
                                                     2003                              2002
                                            SHARES          AMOUNT            SHARES           AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................  31,269,637   $ 371,509,962        36,730,664    $ 428,174,714
 Shares issued in reinvestment of
     distributions ...................  10,400,672     123,140,266         9,616,419      111,868,932
 Shares redeemed ..................... (42,363,253)   (503,024,966)      (36,362,999)    (423,213,225)
                                       --------------------------------------------------------------
 Net increase (decrease) .............    (692,944)   $ (8,374,738)        9,984,084    $ 116,830,421
                                       ==============================================================
CLASS B SHARES:
 Shares sold .........................   6,319,516   $  74,942,461         6,770,048    $  78,850,578
 Shares issued in reinvestment of
     distributions ...................     464,323       5,491,671           296,729        3,445,676
 Shares redeemed .....................  (1,402,551)    (16,648,984)         (846,102)      (9,845,226)
                                       --------------------------------------------------------------
 Net increase (decrease) .............   5,381,288   $  63,785,148         6,220,675    $  72,451,028
 ..................................... ==============================================================
CLASS C SHARES:
 Shares sold .........................   5,843,855   $  69,435,630         5,202,569    $  60,642,138
 Shares issued in reinvestment of
     distributions ...................     506,929       6,003,538           405,485        4,716,638
 Shares redeemed .....................  (2,666,311)    (31,661,399)       (2,042,348)     (23,802,584)
                                       --------------------------------------------------------------
 Net increase (decrease) .............   3,684,473   $  43,777,769         3,565,706    $  41,556,192
                                       ==============================================================
ADVISOR CLASS SHARES:a
 Shares sold .........................     504,062   $   6,017,897         1,209,355    $  14,001,342
 Shares issued in reinvestment of
     distributions ...................       4,150          49,255             1,439           16,642
 Shares redeemed .....................    (219,616)     (2,615,351)           (4,628)         (53,573)
                                       --------------------------------------------------------------
 Net increase (decrease) .............     288,596   $   3,451,801         1,206,166    $  13,964,411
                                       ==============================================================

aFor the period October 1, 2001 (effective date) to May 31, 2002.


40 | Annual Report

Franklin New York Tax-Free Income Fund

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent respectively.

The Fund pays an investment management fee to Advisers based on the net assets of the Fund as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   MONTH-END NET ASSETS
--------------------------------------------------------------------------------
         .625%          First $100 million
         .500%          Over $100 million, up to and including $250 million
         .450%          Over $250 million, up to and including $10 billion

Fees are further reduced on net asets over $10 billion.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .10%, .65%, and .65% per year of their average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $2,634,946 and $375,026, respectively.

The Fund paid shareholder servicing fees of $2,242,527 of which $1,546,370 was paid to Investor Services.

Included in professional fees are legal fees of $29,850 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At May 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax-exempt income for income tax purposes were as follows:

Investments at cost ...................................   $4,754,204,773
                                                          ==============
Unrealized appreciation ...............................      502,104,101
Unrealized depreciation ...............................       (6,355,413)
                                                          --------------
Net unrealized appreciation (depreciation) ............   $  495,748,688
                                                          ==============
Distributable earnings - tax-exempt income ............   $      184,640
                                                          ==============


                                                              Annual Report | 41

Franklin New York Tax-Free Income Fund

4. INCOME TAXES   (CONTINUED)

The tax character of distributions paid during the years ended May 31, 2002 and 2003, was as follows:

                                           ------------------------
                                               2003            2002
                                           ------------------------

Distributions paid from:
 Tax-exempt income .....................    $243,702,911    $248,331,787

At May 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2008 ..................................................     $ 6,411,881
 2009 ..................................................      14,143,946
                                                             -----------
                                                             $20,555,827
                                                             ===========

At May 31, 2003, the Fund had deferred capital losses occuring subsequent to October 31, 2002 of $5,134,436. For tax purposes, such losses will be reflected in the year ending May 31, 2004.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, losses realized subsequent to October 31 on the sale of securities, and bond discounts.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended May 31, 2003 aggregated $758,454,054 and $680,684,719 respectively.

42 | Annual Report

Franklin New York Tax-Free Income Fund

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN NEW YORK TAX-FREE INCOME FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin New York Tax-Free Income Fund (the "Fund") at May 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
July 2, 2003


                                                              Annual Report | 43

Franklin New York Tax-Free Income Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund hereby designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended May 31, 2003.


44 | Annual Report

Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until the person's successor is elected and qualified.



INDEPENDENT BOARD MEMBERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION         TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 HARRIS L. ASHTON (70)         Trustee          Since 1982        132                      Director, Bar-S Foods (meat packing
 One Franklin Parkway                                                                      company).
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
 Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers)(until 1998).
------------------------------------------------------------------------------------------------------------------------------------
 S. JOSEPH FORTUNATO (70)      Trustee          Since 1982        133                      None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
------------------------------------------------------------------------------------------------------------------------------------
 EDITH E. HOLIDAY (51)         Trustee          Since 1998        83                       Director, Amerada Hess Corporation
 One Franklin Parkway                                                                      (exploration and refining of oil and
 San Mateo, CA 94403-1906                                                                  gas); Hercules Incorporated (chemicals,
                                                                                           fibers and resins); Beverly Enterprises,
                                                                                           Inc.(health care); H.J. Heinz Company
                                                                                           (processed foods and allied products);
                                                                                           RTI International Metals, Inc.
                                                                                           (manufacture and distribution of
                                                                                           titanium); and Canadian National Railway
                                                                                           (railroad).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary
 of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary
 and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
 GORDON S. MACKLIN (75)        Trustee          Since 1992        132                      Director, White Mountains Insurance
 One Franklin Parkway                                                                      Group, Ltd. (holding company); Martek
 San Mateo, CA 94403-1906                                                                  Biosciences Corporation; MedImmune, Inc.
                                                                                           (biotechnology); Overstock.com (Internet
                                                                                           services); and Spacehab, Inc.(aerospace
                                                                                           services).
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
 (financial services) (until 1998) and Hambrecht & Quist Group (investment banking) (until 1992); and President, National
 Association of Securities Dealers, Inc. (until 1987).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 45

------------------------------------------------------------------------------------------------------------------------------------



INTERESTED BOARD MEMBERS AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION         TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 **CHARLES B. JOHNSON (70)     Trustee,         Trustee since     132                      None
 One Franklin Parkway          President and    1982, President
 San Mateo, CA 94403-1906      Chief Executive  since 1983 and
                               Officer -        Chief Executive
                               Investment       Officer -
                               Management       Investment
                                                Management
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
 President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 **RUPERT H. JOHNSON, JR. (62) Trustee and      Since 1983        115                      None
 One Franklin Parkway          Vice President
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
 President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 SHEILA AMOROSO (43)           Vice President   Since 1999        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 HARMON E. BURNS (58)          Vice President   Since 1987        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
 Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
 Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 RAFAEL R. COSTAS, JR. (38)    Vice President   Since 1999        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


 46 | Annual Report



------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION         TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 MARTIN L. FLANAGAN (42)       Vice President   Since 1995        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
 Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
 Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
 Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
 Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director of some of the other subsidiaries of
 Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 JIMMY D. GAMBILL (55)         Senior Vice      Since 2002        Not Applicable           None
 500 East Broward Blvd.        President and
 Suite 2100 Fort Lauderdale,   Chief Executive
 FL 33394-3091                 Officer -
                               Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
 DAVID P. GOSS (56)            Vice President   Since 2000        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
 officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
 Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
 BARBARA J. GREEN (55)         Vice President   Since 2000        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice President and Deputy General Counsel, Franklin Resources, Inc.; Senior Vice President, Templeton Worldwide, Inc.; officer of one of the other subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments;
 and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor
 to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells
 (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------
 MICHAEL O. MAGDOL (66)        Vice             Since 2002        Not Applicable           Director, FTI Banque, Arch Chemicals,
 600 Fifth Avenue              President                                                   Inc. and Lingnan Foundation.
 Rockefeller Center            AML
 New York, NY 10048-0772       Compliance
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.; and officer of 48 of the investment companies in Franklin
 Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 47

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                                LENGTH OF         FUND COMPLEX OVERSEEN
 NAME, AGE AND ADDRESS         POSITION         TIME SERVED       BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
 KIMBERLEY H. MONASTERIO (39)  Treasurer and    Treasurer since   Not Applicable           None
 One Franklin Parkway          Chief Financial  1999 and Chief
 San Mateo, CA 94403-1906      Officer          Financial Officer
                                                since 2002
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Templeton Services, LLC; and officer of 51 of the investment companies in Franklin Templeton
 Investments.
------------------------------------------------------------------------------------------------------------------------------------
 MURRAY L. SIMPSON (65)        Vice President   Since 2000        Not Applicable           None
 One Franklin Parkway          and Secretary
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY,
 Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
 Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
 THOMAS WALSH (41)             Vice President   Since 1999        Not Applicable           None
 One Franklin Parkway
 San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
 Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton
Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.
**Charles B. Johnson and Rupert H. Johnson, Jr. are considered interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the
Fund's adviser and distributor. Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT
CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.



48 | Annual Report

Literature Request

For a brochure and prospectus, which contains more complete information, including charges and expenses, call Franklin Templeton Investments at 1-800/DIAL BEN(r) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL
Mutual European Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Franklin Global Aggressive Growth Fund
Franklin Global Growth Fund
Mutual Discovery Fund
Templeton Capital Accumulator Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund 1
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 2

VALUE
Franklin Balance Sheet Investment Fund 3
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 4
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund 5

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Franklin Technology Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target
Fund Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government Securities Fund 6
Franklin's AGE High Income Fund
Franklin Federal Money Fund 6, 7
Franklin Floating Rate Daily Access Fund
Franklin Floating Rate Trust 8
Franklin Income Fund
Franklin Money Fund 6, 7
Franklin Short-Intermediate U.S. Government Securities Fund 6
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 6
Templeton Global Bond Fund

TAX-FREE INCOME9
Double Tax-Free Income Fund
Federal Intermediate-Term Tax-Free
Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 10
Tax-Exempt Money Fund 6, 7

STATE-SPECIFIC TAX-FREE INCOME 9
Alabama
Arizona
California 11
Colorado
Connecticut
Florida 11
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 10
Michigan 10
Minnesota 10
Missouri
New
Jersey
New York11
North Carolina
Ohio 10
Oregon
Pennsylvania
Tennessee
Virginia

VARIABLE INSURANCE PRODUCTS FUNDS
Franklin Templeton Variable Insurance
  Products Trust 12

1. Formerly Franklin California Growth Fund. Effective 9/1/02, the fund's name changed and its investment criteria was modified. The fund's investment goal remained the same.
2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
3. The fund is only open to existing shareholders as well as select retirement plans.
4.  Effective June 30, 2003, the fund reopened to all new investors.
5. Upon reaching approximately $350 million in assets, the fund will close to all investors.
6. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
7. No assurance exists that the fund's $1.00 per share price will be maintained. It is possible to lose money by investing in the fund.
8. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
9. For investors subject to the alternative minimum tax, a small portion of these dividends may be taxable. Distributions of capital gains are generally taxable.
10. Portfolio of insured municipal securities.
11. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and intermediate-term and money market portfolios (CA and NY).
12. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/03                                              Not part of the annual report

[Franklin Tempoleton logo omitted]

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin New York
Tax-Free Income Fund


INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(r)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

This report must be preceded or accompanied by the current Franklin New York Tax-Free Income Fund prospectus, which contains more complete information including charges and expenses.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


115 A2003 07/03












ITEM 2. CODE OF ETHICS.  N/A
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  N/A
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS.
(A) N/A

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND
ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

(B)(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND
ADMINISTRATION, AND KIMBERLEY H. MONASTERIO, CHIEF FINANCIAL OFFICER

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date    July 31, 2003


By /s/Kimberley H. Monasterio
Chief Financial Officer
Date    July 31, 2003